Schedule of Investments (unaudited) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
Abacus Property Group	54,240	$105,509
Adbri Ltd.	56,345	111,978
Afterpay Ltd.(a)	42,192	2,864,861
AGL Energy Ltd.	136,405	1,195,465
ALS Ltd.	130,810	858,904
Altium Ltd.	31,559	823,995
Alumina Ltd.	704,549	709,994
AMP Ltd.	805,352	865,305
Ampol Ltd.	48,358	880,907
Ansell Ltd.	12,752	359,905
APA Group	242,347	1,785,274
Appen Ltd.	17,439	395,808
ARB Corp. Ltd.	22,550	487,266
Aristocrat Leisure Ltd.	122,323	2,459,355
ASX Ltd.	39,922	2,232,445
Atlas Arteria Ltd.	167,628	663,923
Aurizon Holdings Ltd.	436,038	1,154,403
AusNet Services	497,029	698,077
Australia & New Zealand Banking Group Ltd.	532,872	7,038,880
Avita Therapeutics Inc.(a)(b)	29,786	124,039
Bank of Queensland Ltd.	83,776	377,700
Bapcor Ltd.	99,409	534,744
Beach Energy Ltd.	344,274	285,284
Bega Cheese Ltd.	52,328	183,737
Bendigo & Adelaide Bank Ltd.	116,355	546,642
BHP Group Ltd.	560,798	13,303,256
BHP Group PLC	395,777	7,625,946
BlueScope Steel Ltd.	133,416	1,373,516
Boral Ltd.	178,392	571,258
Brambles Ltd.	326,916	2,201,642
Bravura Solutions Ltd.	79,695	163,980
Breville Group Ltd.	15,948	291,971
BWP Trust	149,434	420,810
carsales.com Ltd.	37,914	553,004
Challenger Ltd.	101,666	343,410
Charter Hall Group	85,090	737,370
Charter Hall Long Wale REIT	82,147	275,171
Charter Hall Retail REIT	101,131	244,306
CIMIC Group Ltd.(a)	13,805	208,433
Cleanaway Waste Management Ltd.	518,305	746,159
Coca-Cola Amatil Ltd.	115,074	1,004,477
Cochlear Ltd.	12,758	1,900,986
Coles Group Ltd.	231,015	2,879,588
Commonwealth Bank of Australia	334,897	16,232,225
Computershare Ltd.	110,854	945,844
Corporate Travel Management Ltd.(a)	31,963	327,712
Credit Corp. Group Ltd.	7,108	91,446
Cromwell Property Group	246,470	151,448
Crown Resorts Ltd.	87,509	508,833
CSL Ltd.	87,592	17,688,246
CSR Ltd.	110,534	342,315
Deterra Royalties Ltd.(a)	39,977	110,330
Dexus	235,889	1,426,273
Domino’s Pizza Enterprises Ltd.	6,896	410,323
Downer EDI Ltd.	157,322	486,109
EML Payments Ltd.(a)(b)	86,885	183,655
Evolution Mining Ltd.	338,993	1,318,841
Flight Centre Travel Group Ltd.(a)(b)	28,170	222,750

Security	Shares	Value

Australia (continued)
Fortescue Metals Group Ltd.	325,678	$3,972,648
GDI Property Group	328,448	245,645
Gold Road Resources Ltd.(a)	224,912	208,487
Goodman Group	316,593	4,090,826
GPT Group (The)	393,910	1,114,792
GrainCorp Ltd., Class A(a)	25,421	63,196
Growthpoint Properties Australia Ltd.	42,554	101,604
Harvey Norman Holdings Ltd.	111,491	347,628
Healius Ltd.	129,098	305,521
IDP Education Ltd.	29,004	392,696
IGO Ltd.	105,730	329,665
Iluka Resources Ltd.	39,977	144,580
Incitec Pivot Ltd.	478,208	644,778
Insurance Australia Group Ltd.	484,936	1,624,406
InvoCare Ltd.	52,182	369,746
IOOF Holdings Ltd.	130,092	266,763
IPH Ltd.	74,854	345,360
IRESS Ltd.	59,114	380,673
James Hardie Industries PLC	81,377	1,976,144
JB Hi-Fi Ltd.	29,902	995,968
Lendlease Corp. Ltd.	137,327	1,153,397
Link Administration Holdings Ltd.	101,735	340,785
Lynas Corp. Ltd.(a)	133,475	265,264
Macquarie Group Ltd.	64,601	5,750,148
Magellan Financial Group Ltd.	30,431	1,177,497
Medibank Pvt Ltd.	590,140	1,106,517
Megaport Ltd.(a)	33,628	318,098
Mesoblast Ltd.(a)(b)	97,797	210,155
Metcash Ltd.	179,346	371,540
Mirvac Group	863,011	1,278,765
Monadelphous Group Ltd.	13,653	87,633
Nanosonics Ltd.(a)	49,570	179,274
National Australia Bank Ltd.	603,872	7,887,687
National Storage REIT	224,284	284,294
Newcrest Mining Ltd.	158,782	3,260,397
NEXTDC Ltd.(a)	71,696	641,440
NIB Holdings Ltd.	67,022	195,795
Nine Entertainment Co. Holdings Ltd.	319,247	466,318
Northern Star Resources Ltd.	151,554	1,580,468
Oil Search Ltd.	404,841	730,650
Orica Ltd.	99,540	1,066,704
Origin Energy Ltd.	399,948	1,123,454
Orora Ltd.	211,233	382,713
OZ Minerals Ltd.	103,899	1,084,231
Pendal Group Ltd.	33,972	154,354
Perpetual Ltd.	18,527	353,888
Perseus Mining Ltd.(a)	291,761	248,940
PolyNovo Ltd.(a)(b)	135,073	246,623
Premier Investments Ltd.	12,627	189,317
Pro Medicus Ltd.	9,556	217,360
QBE Insurance Group Ltd.	261,990	1,517,856
Qube Holdings Ltd.	152,187	283,214
Ramelius Resources Ltd.	179,536	243,333
Ramsay Health Care Ltd.	37,685	1,650,049
REA Group Ltd.	12,567	1,043,754
Regis Resources Ltd.	83,008	241,913
Reliance Worldwide Corp. Ltd.	181,888	524,974
Rio Tinto Ltd.	70,994	4,608,148
Santos Ltd.	392,397	1,303,403
Saracen Mineral Holdings Ltd.(a)	191,153	757,098

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Scentre Group	961,616	$1,418,119
Seek Ltd.(a)(c)	82,868	1,251,754
Seven Group Holdings Ltd.	29,422	401,248
Shopping Centres Australasia Property Group	219,409	357,466
Silver Lake Resources Ltd.(a)	270,464	400,759
Sims Ltd.	24,483	163,507
Sonic Healthcare Ltd.	92,732	2,267,515
South32 Ltd.	1,100,611	1,568,996
Southern Cross Media Group Ltd.(a)	558,797	68,673
Spark Infrastructure Group	176,928	246,632
St. Barbara Ltd.	124,096	230,938
Star Entertainment Grp Ltd. (The)	231,643	533,562
Steadfast Group Ltd.	285,312	713,283
Stockland	580,800	1,570,288
Suncorp Group Ltd.	275,775	1,589,974
Sydney Airport	276,247	1,057,270
Tabcorp Holdings Ltd.	528,269	1,220,514
Technology One Ltd.	75,635	476,439
Telstra Corp. Ltd.	861,481	1,621,333
TPG Telecom Ltd.(a)	81,587	411,374
Transurban Group	535,628	5,062,910
Treasury Wine Estates Ltd.	121,888	784,914
Tuas Ltd.(a)	24,063	12,843
United Malt Grp Ltd.(a)	156,583	443,141
Vicinity Centres	596,049	506,476
Viva Energy Group Ltd.(d)	145,941	172,691
Vocus Group Ltd.(a)	174,626	423,077
Washington H Soul Pattinson & Co. Ltd.	19,631	349,334
Waypoint REIT	95,007	178,806
Webjet Ltd.(b)	91,891	225,211
Wesfarmers Ltd.	214,683	6,928,983
Westpac Banking Corp.	682,867	8,588,623
WiseTech Global Ltd.	17,147	347,878
Woodside Petroleum Ltd.	187,807	2,310,669
Woolworths Group Ltd.	250,026	6,700,163
Worley Ltd.	54,153	357,852

		216,447,822

Austria — 0.2%
ams AG(a)	49,757	1,066,745
ANDRITZ AG	12,530	422,104
BAWAG Group AG(a)(d)	11,978	438,111
CA Immobilien Anlagen AG	10,901	299,038
Erste Group Bank AG(a)	55,405	1,134,587
IMMOFINANZ AG(a)	16,972	227,353
Lenzing AG(a)	1,472	102,879
Oesterreichische Post AG(b)	6,833	216,894
OMV AG	32,340	742,123
Raiffeisen Bank International AG(a)	35,767	514,123
S IMMO AG	8,882	131,190
S&T AG(a)	8,528	154,670
Schoeller-Bleckmann Oilfield Equipment AG	8,377	202,477
Telekom Austria AG	56,323	379,213
UNIQA Insurance Group AG	18,835	105,970
Verbund AG	15,090	867,981
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	240,355
Wienerberger AG	29,323	739,838

		7,985,651

Security	Shares	Value

Belgium — 0.9%
Ackermans & van Haaren NV(a)	4,720	$580,598
Aedifica SA	5,240	527,369
Ageas SA/NV	39,550	1,591,712
Anheuser-Busch InBev SA/NV	147,876	7,675,606
Barco NV(b)	13,378	209,674
Befimmo SA	8,230	320,196
Bekaert SA	4,883	103,862
bpost SA(a)	10,636	94,221
Cie. d’Entreprises CFE(a)	1,745	107,934
Cofinimmo SA	4,398	597,343
D’ieteren SA/NV	4,585	229,923
Elia Group SA/NV	4,111	397,941
Etablissements Franz Colruyt NV	12,291	727,598
Euronav NV	36,266	264,661
Fagron	13,219	293,335
Galapagos NV(a)	9,372	1,106,981
Gimv NV	3,851	200,965
Groupe Bruxelles Lambert SA	21,865	1,789,992
KBC Ancora(a)	17,687	500,645
KBC Group NV	47,685	2,351,256
Kinepolis Group NV(a)(b)	5,588	141,900
Melexis NV	4,300	327,078
Montea C.V.A	2,742	300,876
Ontex Group NV(a)	9,350	103,196
Proximus SADP	31,975	621,823
Retail Estates NV	1,618	95,556
Sofina SA	2,603	676,159
Solvay SA	15,931	1,293,438
Telenet Group Holding NV	13,044	501,412
UCB SA	24,473	2,414,574
Umicore SA	43,065	1,657,427
Warehouses De Pauw CVA	15,029	502,787

		28,308,038

Canada — 9.1%
Agnico Eagle Mines Ltd.	48,040	3,800,037
Air Canada(a)	31,469	347,649
Alamos Gold Inc., Class A	56,872	519,093
Algonquin Power & Utilities Corp.	118,315	1,792,450
Alimentation Couche-Tard Inc., Class B	170,088	5,233,968
Allied Properties REIT	23,359	566,040
AltaGas Ltd.	74,224	940,221
Altus Group Ltd.	9,038	369,491
Aphria Inc.(a)(b)	29,861	134,149
ARC Resources Ltd.	114,103	561,380
Aritzia Inc.(a)	9,773	147,473
Atco Ltd., Class I, NVS	13,099	364,377
ATS Automation Tooling Systems Inc.(a)(b)	12,285	152,025
Aurinia Pharmaceuticals Inc.(a)	17,192	268,837
Aurora Cannabis Inc.(a)(b)	37,992	153,296
B2Gold Corp.	220,294	1,415,922
Badger Daylighting Ltd.(b)	4,339	125,808
Ballard Power Systems Inc.(a)(b)	36,551	538,664
Bank of Montreal	121,597	7,234,627
Bank of Nova Scotia (The)	231,354	9,603,963
Barrick Gold Corp.	347,122	9,273,248
Bausch Health Companies Inc.(a)	63,636	1,047,595
BCE Inc.	18,947	760,807
BlackBerry Ltd.(a)	56,537	253,565
Boardwalk REIT	4,333	87,027
Bombardier Inc., Class B(a)(b)	618,452	129,873

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Boralex Inc., Class A(b)	13,237	$384,695
Brookfield Asset Management Inc., Class A	257,413	7,643,140
BRP Inc.	8,627	465,593
CAE Inc.	52,203	891,486
Cameco Corp.	85,093	807,948
Canada Goose Holdings Inc.(a)	11,542	359,673
Canadian Apartment Properties REIT	4,714	151,424
Canadian Imperial Bank of Commerce	85,662	6,384,737
Canadian National Railway Co.	134,615	13,362,054
Canadian Natural Resources Ltd.	217,148	3,452,610
Canadian Pacific Railway Ltd.	25,082	7,489,517
Canadian Tire Corp. Ltd., Class A, NVS	10,871	1,213,025
Canadian Utilities Ltd., Class A, NVS	21,204	495,213
Canadian Western Bank	21,626	397,373
Canfor Corp.(a)	7,311	88,608
Canopy Growth Corp.(a)(b)	53,787	1,009,704
Capital Power Corp.	17,220	379,180
CCL Industries Inc., Class B, NVS	31,496	1,199,983
Cenovus Energy Inc.	220,080	719,653
Centerra Gold Inc.	22,095	192,887
CGI Inc.(a)	45,933	2,847,925
Cineplex Inc.	7,247	27,665
Cogeco Communications Inc.	5,096	354,677
Colliers International Group Inc.	8,418	595,734
Cominar REIT	12,903	68,708
Constellation Software Inc.	3,915	4,106,559
Crescent Point Energy Corp.	65,659	81,744
Crombie REIT(b)	14,396	140,359
Cronos Group Inc.(a)(b)	17,344	91,965
Descartes Systems Group Inc. (The)(a)	19,422	1,040,618
Dollarama Inc.	60,299	2,074,863
Dream Industrial REIT	20,438	181,334
Dream Office REIT	9,072	119,137
Eldorado Gold Corp.(a)	28,729	359,826
Element Fleet Management Corp.	104,162	980,413
Emera Inc.	50,186	2,000,514
Empire Co. Ltd., Class A, NVS	41,038	1,118,784
Enbridge Inc.	391,249	10,771,928
Endeavour Mining Corp.(a)(b)	16,357	400,905
Enerplus Corp.	112,042	203,354
Enghouse Systems Ltd.	7,609	377,269
Equinox Gold Corp.(a)	46,859	500,096
ERO Copper Corp.(a)	7,412	97,003
Fairfax Financial Holdings Ltd.	5,226	1,372,748
Finning International Inc.	46,158	701,362
First Capital Real Estate Investment Trust	20,867	184,984
First Majestic Silver Corp.(a)(b)	30,792	314,767
First Quantum Minerals Ltd.	127,641	1,465,619
FirstService Corp.	8,655	1,159,647
Fortis Inc.	88,573	3,496,154
Franco-Nevada Corp.	36,876	5,022,172
Genworth MI Canada Inc.	6,237	206,754
George Weston Ltd.	16,581	1,161,858
Gibson Energy Inc.	46,100	678,353
Gildan Activewear Inc.	48,593	1,005,863
Granite REIT	11,996	672,067
Great Canadian Gaming Corp.(a)	6,444	109,949
Great-West Lifeco Inc.	56,832	1,157,227
H&R Real Estate Investment Trust	15,913	122,210
Home Capital Group Inc.(a)(b)	17,015	310,477

Security	Shares	Value

Canada (continued)
Hudbay Minerals Inc.	34,355	$154,853
Husky Energy Inc.	57,808	148,709
Hydro One Ltd.(d)	63,823	1,393,398
iA Financial Corp. Inc.	25,374	883,385
IAMGOLD Corp.(a)	69,150	253,086
IGM Financial Inc.	17,897	392,611
Imperial Oil Ltd.	48,732	647,640
Innergex Renewable Energy Inc.	18,959	341,542
Intact Financial Corp.	28,701	2,962,337
Inter Pipeline Ltd.	75,430	670,941
InterRent REIT	14,542	123,896
Ivanhoe Mines Ltd., Class A(a)	123,949	487,113
Keyera Corp.	39,870	565,449
Killam Apartment REIT	12,475	149,792
Kinaxis Inc.(a)	3,247	495,275
Kinross Gold Corp.	238,624	1,897,037
Kirkland Lake Gold Ltd.	53,793	2,448,896
Knight Therapeutics Inc.(a)	32,998	135,373
Labrador Iron Ore Royalty Corp.	14,823	272,258
Laurentian Bank of Canada	8,103	159,283
Linamar Corp.	14,096	460,405
Loblaw Companies Ltd.	36,625	1,821,705
Lundin Mining Corp.	151,557	915,014
MAG Silver Corp.(a)	26,424	446,098
Magna International Inc.	54,882	2,800,182
Manulife Financial Corp.	380,821	5,158,156
Maple Leaf Foods Inc.	11,496	209,167
MEG Energy Corp.(a)	24,208	44,119
Methanex Corp.	10,797	319,857
Metro Inc.	51,011	2,377,720
Morneau Shepell Inc.	18,328	366,051
MTY Food Group Inc.(b)	2,689	76,515
National Bank of Canada	65,258	3,129,408
NFI Group Inc.	9,535	107,911
Norbord Inc.	6,206	203,725
North West Co. Inc. (The)	6,631	163,369
Northland Power Inc.	40,425	1,306,419
Northview Apartment Real Estate Investment Trust(b)	8,267	223,950
NorthWest Healthcare Properties REIT(b)	26,224	224,409
Nutrien Ltd.	114,147	4,636,593
OceanaGold Corp.(a)	103,109	134,556
Onex Corp.	19,467	840,964
Open Text Corp.	55,970	2,054,773
Osisko Gold Royalties Ltd.	24,064	268,912
Pan American Silver Corp.	47,825	1,518,664
Parex Resources Inc.(a)	51,273	498,752
Parkland Corp./Canada	38,808	947,097
Pason Systems Inc.	13,144	50,768
Pembina Pipeline Corp.	107,564	2,249,942
Power Corp. of Canada	116,150	2,210,016
PrairieSky Royalty Ltd.	67,952	416,371
Premium Brands Holdings Corp.	3,929	280,056
Pretium Resources Inc.(a)	34,808	424,217
Primo Water Corp.	37,405	468,492
Quebecor Inc., Class B	34,411	797,723
Real Matters Inc.(a)	14,122	246,461
Restaurant Brands International Inc.	57,692	2,995,475
Richelieu Hardware Ltd.	6,653	178,731
RioCan REIT	25,337	273,256
Ritchie Bros Auctioneers Inc.	23,049	1,396,060

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Rogers Communications Inc., Class B, NVS	74,647	$3,029,884
Royal Bank of Canada	269,698	18,843,564
Russel Metals Inc.	17,977	239,046
Sandstorm Gold Ltd.(a)	41,940	309,513
Saputo Inc.	54,679	1,329,913
Seabridge Gold Inc.(a)(b)	16,550	318,749
Seven Generations Energy Ltd., Class A(a)	31,970	113,172
Shaw Communications Inc., Class B, NVS	97,012	1,597,040
Shopify Inc., Class A(a)	20,637	19,009,999
Sienna Senior Living Inc.(b)	36,954	321,773
SilverCrest Metals Inc.(a)	22,352	202,004
SmartCentres Real Estate Investment Trust	30,335	479,135
SNC-Lavalin Group Inc.	19,727	275,780
Spin Master Corp.(a)(d)	3,317	67,119
SSR Mining Inc.(a)	14,675	271,411
Stantec Inc.	13,055	374,609
Stella-Jones Inc.	10,679	347,277
Summit Industrial Income REIT	38,812	392,093
Sun Life Financial Inc.	116,587	4,635,150
Suncor Energy Inc.	275,683	3,107,598
Superior Plus Corp.	41,932	372,666
TC Energy Corp.	181,499	7,138,266
Teck Resources Ltd., Class B	90,981	1,194,793
TELUS Corp.	71,985	1,229,848
Teranga Gold Corp.(a)	32,018	332,823
TFI International Inc.	18,728	833,198
Thomson Reuters Corp.	35,846	2,784,662
TMX Group Ltd.	11,478	1,114,442
Torex Gold Resources Inc.(a)	9,429	127,007
Toromont Industries Ltd.	19,988	1,243,488
Toronto-Dominion Bank (The)	341,779	15,067,139
Tourmaline Oil Corp.	51,342	664,614
TransAlta Corp.	40,194	238,146
TransAlta Renewables Inc.	16,385	205,220
Transcontinental Inc., Class A	23,578	279,042
Tricon Residential Inc.	38,730	317,776
Wesdome Gold Mines Ltd.(a)	31,474	311,353
West Fraser Timber Co. Ltd.	6,385	295,893
Wheaton Precious Metals Corp.	90,816	4,164,316
Winpak Ltd.	3,355	103,568
WSP Global Inc.	20,753	1,311,625
Yamana Gold Inc.	183,520	1,019,900

		294,033,226

Denmark — 2.2%
ALK-Abello A/S(a)	1,235	411,960
Ambu A/S, Series B(b)	23,192	703,041
AP Moller - Maersk A/S, Class A	336	495,737
AP Moller - Maersk A/S, Class B, NVS	1,253	2,001,601
Bavarian Nordic A/S(a)	13,677	362,283
Carlsberg AS, Class B	21,816	2,761,368
Chr Hansen Holding A/S	19,490	1,963,195
Coloplast A/S, Class B	24,181	3,529,095
Danske Bank A/S(a)	127,725	1,697,818
Demant A/S(a)	26,232	826,182
Dfds A/S(a)	4,641	172,963
Drilling Co. of 1972 A/S (The)(a)(b)	4,346	82,004
DSV PANALPINA A/S	39,610	6,414,249
FLSmidth & Co. A/S(a)	11,571	295,184
Genmab A/S(a)	12,511	4,167,430
GN Store Nord A/S	27,442	1,973,744

Security	Shares	Value

Denmark (continued)
H Lundbeck A/S	13,432	$378,280
ISS A/S(a)	33,919	440,157
Jyske Bank A/S, Registered(a)	14,861	442,357
Netcompany Group A/S(a)(d)	5,592	464,582
Novo Nordisk A/S, Class B	332,240	21,341,187
Novozymes A/S, Class B	39,941	2,400,291
Orsted A/S(d)	37,125	5,892,765
Pandora A/S(a)	19,549	1,548,272
Ringkjoebing Landbobank A/S	5,752	437,827
Rockwool International A/S, Class B	998	390,053
Royal Unibrew A/S	10,821	1,056,797
Schouw & Co. A/S	2,197	191,120
SimCorp A/S	7,791	928,857
Topdanmark A/S	9,101	355,983
Tryg A/S	19,741	547,619
Vestas Wind Systems A/S	38,470	6,566,706
Zealand Pharma A/S(a)(b)	6,432	214,553

		71,455,260

Finland — 1.2%
Cargotec OYJ, Class B	12,966	445,249
Citycon OYJ	11,845	91,202
Elisa OYJ	29,612	1,457,007
Fortum OYJ	91,593	1,723,077
Huhtamaki OYJ	23,472	1,146,149
Kemira OYJ	32,312	399,346
Kesko OYJ, Class B	57,840	1,486,290
Kone OYJ, Class B	64,483	5,133,222
Konecranes OYJ	12,539	394,363
Metsa Board OYJ	34,418	288,861
Metso Outotec Oyj	104,500	735,838
Neles OYJ	24,698	330,705
Neste OYJ	83,104	4,325,187
Nokia OYJ(a)	1,076,337	3,635,935
Nokian Renkaat OYJ	31,669	973,517
Nordea Bank Abp(a)	597,081	4,472,833
Orion OYJ, Class B	23,749	1,016,652
Outokumpu OYJ(a)(b)	52,196	130,296
Sampo OYJ, Class A	85,144	3,213,430
Stora Enso OYJ, Class R	133,202	1,943,383
TietoEVRY OYJ	10,044	250,375
UPM-Kymmene OYJ	111,494	3,150,737
Uponor OYJ	15,709	293,144
Valmet OYJ	28,969	691,088
Wartsila OYJ Abp	45,663	362,866
YIT OYJ	22,118	116,763

		38,207,515

France — 8.4%
ABC arbitrage	7,749	64,088
Accor SA(a)	39,081	995,143
Aeroports de Paris	3,960	387,014
Air France-KLM(a)(b)	48,768	159,629
Air Liquide SA	88,663	12,961,521
Airbus SE(a)	108,187	7,887,690
ALD SA(d)	17,672	190,413
Alstom SA(a)	40,891	1,832,874
Alten SA(a)	5,874	469,726
Amundi SA(a)(d)	13,860	908,953
APERAM SA	7,298	196,205
Arkema SA	12,500	1,224,257

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Atos SE(a)	21,890	$1,494,215
AXA SA	349,960	5,625,580
BioMerieux	8,807	1,311,078
BNP Paribas SA(a)	210,262	7,312,194
Bollore SA	234,825	841,396
Bouygues SA	41,481	1,360,183
Bureau Veritas SA(a)	52,699	1,157,134
Capgemini SE	30,779	3,554,457
Carrefour SA	128,486	1,999,549
Casino Guichard Perrachon SA(a)(b)	5,612	126,330
CGG SA(a)	174,353	97,404
Cie. de Saint-Gobain(a)	98,526	3,844,727
Cie. Generale des Etablissements Michelin SCA	35,478	3,828,490
Cie. Plastic Omnium SA	17,666	402,304
CNP Assurances(a)	41,497	467,426
Coface SA(a)	12,509	97,626
Covivio	10,632	632,857
Credit Agricole SA(a)	191,483	1,512,717
Danone SA	118,164	6,524,291
Dassault Aviation SA(a)	486	405,340
Dassault Systemes SE	25,899	4,421,184
Edenred	46,485	2,168,087
Eiffage SA(a)	15,411	1,118,737
Electricite de France SA	116,249	1,349,793
Elior Group SA(d)	12,350	46,553
Elis SA(a)	34,023	372,736
Engie SA(a)	351,115	4,247,425
EssilorLuxottica SA(a)	54,231	6,708,755
Eurazeo SE(a)	6,473	294,364
Eurofins Scientific SE(a)	2,198	1,750,760
Eutelsat Communications SA	33,962	341,566
Faurecia SE(a)	18,926	717,375
Fnac Darty SA(a)	3,807	163,547
Gaztransport Et Technigaz SA	4,011	384,289
Gecina SA	9,796	1,216,398
Getlink SE(a)	93,244	1,253,420
Hermes International	6,086	5,664,330
ICADE	4,870	246,200
Iliad SA	3,762	727,439
Imerys SA	5,194	155,128
Ingenico Group SA(a)(b)	1,924	276,785
Ipsen SA	9,200	837,503
IPSOS	11,011	270,632
JCDecaux SA(a)(b)	22,287	343,983
Kering SA	14,441	8,721,995
Klepierre SA	41,187	521,746
Korian SA(a)	11,742	330,726
Lagardere SCA(a)(b)	11,715	256,139
Legrand SA	51,914	3,838,762
L’Oreal SA	48,300	15,624,022
LVMH Moet Hennessy Louis Vuitton SE	52,940	24,808,687
Maisons du Monde SA(a)(d)	11,738	157,103
Nexans SA(a)	4,645	225,303
Nexity SA	8,682	243,729
Orange SA	379,067	4,252,184
Orpea(a)	9,792	977,968
Pernod Ricard SA	40,515	6,531,633
Peugeot SA(a)	117,144	2,105,503
Publicis Groupe SA	49,193	1,707,613
Remy Cointreau SA	5,541	935,893

Security	Shares	Value

France (continued)
Renault SA(a)	47,043	$1,164,732
Rexel SA(a)	24,325	255,808
Rubis SCA	19,677	645,907
Safran SA(a)	63,357	6,680,500
Sanofi	217,904	19,638,469
Sartorius Stedim Biotech	6,046	2,293,097
Schneider Electric SE	106,999	12,987,252
SCOR SE(a)	29,465	715,963
SEB SA	4,566	742,491
SES SA	60,793	485,364
Societe BIC SA	7,990	382,524
Societe Generale SA(a)	109,401	1,483,352
Sodexo SA	20,845	1,337,899
SOITEC(a)	4,910	696,624
Solutions 30 SE(a)(b)	17,283	307,820
Sopra Steria Group(a)	2,796	332,206
SPIE SA(a)	25,164	396,888
STMicroelectronics NV	126,688	3,859,020
Suez SA	75,489	1,382,312
Teleperformance	11,675	3,504,622
Thales SA	20,290	1,320,712
TOTAL SE	462,315	13,904,777
Ubisoft Entertainment SA(a)	18,042	1,591,768
Unibail-Rodamco-Westfield(b)	23,614	959,986
Valeo SA	47,731	1,443,917
Vallourec SA(a)(b)	1,202	16,743
Veolia Environnement SA	104,672	1,949,615
Vinci SA	100,897	7,970,872
Vivendi SA	158,584	4,579,370
Wendel SE	6,055	524,755
Worldline SA(a)(b)(d)	44,529	3,300,983

		273,045,154

Germany — 7.0%
Aareal Bank AG(a)	11,512	198,330
adidas AG(a)	35,076	10,418,857
ADLER Group SA(a)(d)	14,167	356,122
Aixtron SE(a)	28,662	322,985
Allianz SE, Registered	79,059	13,911,393
Amadeus Fire AG(a)	2,005	208,329
Aroundtown SA(a)	198,509	951,987
AURELIUS Equity Opportunities SE & Co. KGaA(a)	3,915	55,135
Aurubis AG	9,427	603,298
BASF SE	165,786	9,089,958
Bayer AG, Registered	187,704	8,824,589
Bayerische Motoren Werke AG	64,735	4,424,855
Bechtle AG	4,425	759,252
Beiersdorf AG	20,865	2,184,982
Brenntag AG	32,244	2,061,260
Cancom SE	7,599	300,072
Carl Zeiss Meditec AG, Bearer	9,283	1,199,195
Ceconomy AG(a)	23,433	103,670
Commerzbank AG(a)	216,778	1,021,418
CompuGroup Medical SE & Co. KgaA	4,160	356,407
Continental AG	19,855	2,111,132
Covestro AG(d)	27,918	1,332,355
CTS Eventim AG & Co. KGaA(a)	13,859	614,104
Daimler AG, Registered	166,182	8,594,820
Delivery Hero SE(a)(d)	24,114	2,774,649
Deutsche Bank AG, Registered(a)	385,235	3,545,501
Deutsche Boerse AG	37,568	5,529,211

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche EuroShop AG(a)	9,021	$113,908
Deutsche Lufthansa AG, Registered(a)(b)	54,554	468,470
Deutsche Pfandbriefbank AG(a)(d)	22,813	139,113
Deutsche Post AG, Registered	192,438	8,527,096
Deutsche Telekom AG, Registered	613,349	9,337,983
Deutsche Wohnen SE	67,240	3,393,800
Duerr AG	12,429	357,025
E.ON SE	438,468	4,572,227
Encavis AG	22,280	438,084
Evonik Industries AG	47,856	1,152,250
Evotec SE(a)	33,579	887,116
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	453,802
Freenet AG	31,793	563,103
Fresenius Medical Care AG & Co. KGaA	41,923	3,202,533
Fresenius SE & Co. KGaA	80,995	3,004,008
GEA Group AG	32,702	1,088,314
Gerresheimer AG	4,126	414,772
Grand City Properties SA	14,884	337,910
Grenke AG(b)	5,118	199,836
Hamborner REIT AG	40,635	379,285
Hannover Rueck SE	10,649	1,546,839
HeidelbergCement AG	27,503	1,573,650
HelloFresh SE(a)	21,965	1,174,905
Henkel AG & Co. KGaA	22,338	2,020,485
HOCHTIEF AG	4,071	299,701
Hugo Boss AG	14,939	342,204
Hypoport SE(a)	753	394,271
Infineon Technologies AG	248,082	6,906,579
Jenoptik AG	8,589	211,904
KION Group AG	15,770	1,227,829
Knorr-Bremse AG	8,021	929,000
Krones AG	2,172	124,023
LANXESS AG	21,055	1,067,368
LEG Immobilien AG	12,570	1,698,783
Merck KGaA	25,768	3,816,514
METRO AG	43,459	426,247
MorphoSys AG(a)	8,043	820,340
MTU Aero Engines AG	10,101	1,724,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,134	6,346,691
Nemetschek SE	15,096	1,092,002
Norma Group SE	4,702	145,911
OSRAM Licht AG(a)	11,849	695,636
PATRIZIA AG	12,114	275,729
Pfeiffer Vacuum Technology AG	897	163,627
ProSiebenSat.1 Media SE(a)	39,726	443,313
Puma SE(a)	16,878	1,475,311
Rational AG	217	162,659
Rheinmetall AG	10,630	776,373
Rocket Internet SE(a)(c)	34,650	749,523
RWE AG	126,705	4,691,958
SAP SE	197,521	21,050,224
Scout24 AG(d)	22,529	1,814,696
Siemens AG, Registered	146,436	17,176,993
Siemens Healthineers AG(d)	53,664	2,303,824
Siltronic AG	3,974	376,162
Sixt SE(a)	4,532	343,141
Software AG	8,276	296,536
Stroeer SE & Co. KGaA(a)	8,915	644,367
Suedzucker AG	14,940	215,099

Security	Shares	Value

Germany (continued)
Symrise AG	27,236	$3,358,180
TAG Immobilien AG	17,192	506,660
TeamViewer AG(a)(d)	28,209	1,242,079
Telefonica Deutschland Holding AG	245,269	619,115
thyssenkrupp AG(a)	101,252	482,978
TUI AG(b)	83,348	326,109
Uniper SE	43,301	1,294,269
United Internet AG, Registered	23,317	817,540
Varta AG(a)(b)	3,065	384,160
Volkswagen AG	7,417	1,154,262
Vonovia SE	100,889	6,442,474
Zalando SE(a)(d)	30,502	2,848,815

		227,905,888

Hong Kong — 2.9%
AIA Group Ltd.	2,321,600	21,869,266
ASM Pacific Technology Ltd.	73,600	740,285
Ausnutria Dairy Corp. Ltd.	83,000	118,375
Bank of East Asia Ltd. (The)	322,600	580,733
BeiGene Ltd., ADR(a)	7,855	2,329,165
BOC Hong Kong Holdings Ltd.	706,000	1,957,356
Budweiser Brewing Co. APAC Ltd.(d)	322,800	949,063
Cafe de Coral Holdings Ltd.	40,000	82,529
Champion REIT	319,000	154,258
CITIC Telecom International Holdings Ltd.	389,000	123,399
CK Asset Holdings Ltd.	454,500	2,104,045
CK Hutchison Holdings Ltd.	489,500	2,947,787
CK Infrastructure Holdings Ltd.	129,000	607,168
CLP Holdings Ltd.	290,500	2,670,929
Comba Telecom Systems Holdings Ltd.	352,000	112,570
Dah Sing Financial Holdings Ltd.	90,800	225,746
Dairy Farm International Holdings Ltd.	84,900	320,073
Galaxy Entertainment Group Ltd.	419,000	2,760,969
Haitong International Securities Group Ltd.	943,000	214,018
Hang Lung Group Ltd.	420,000	929,380
Hang Lung Properties Ltd.	418,000	1,014,431
Hang Seng Bank Ltd.(b)	151,500	2,328,710
Health and Happiness H&H International Holdings Ltd.	72,500	287,949
Henderson Land Development Co. Ltd.	241,572	855,097
HK Electric Investments & HK Electric Investments Ltd.	337,500	343,382
HKBN Ltd.	167,000	287,706
HKT Trust & HKT Ltd.	851,000	1,099,573
Hong Kong & China Gas Co. Ltd.(b)	2,135,602	3,067,836
Hong Kong Exchanges & Clearing Ltd.	227,000	10,836,496
Hongkong Land Holdings Ltd.	242,500	889,975
Hysan Development Co. Ltd.	132,000	419,583
Jardine Matheson Holdings Ltd.	41,300	1,833,307
Jardine Strategic Holdings Ltd.	43,600	945,684
Johnson Electric Holdings Ltd.	76,000	157,001
K Wah International Holdings Ltd.	333,000	157,593
Kerry Properties Ltd.	145,500	355,736
Link REIT	426,200	3,245,338
Luk Fook Holdings International Ltd.	50,000	122,117
Man Wah Holdings Ltd.	439,200	607,133
Melco International Development Ltd.	170,000	275,337
Melco Resorts & Entertainment Ltd., ADR	56,740	914,649
Microport Scientific Corp.	156,000	548,173
Minth Group Ltd.	138,000	570,340
MTR Corp. Ltd.	273,500	1,352,537
New World Development Co. Ltd.	273,000	1,299,019
NWS Holdings Ltd.	467,000	408,896

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Pacific Basin Shipping Ltd.	1,613,000	$235,039
PCCW Ltd.	1,487,000	893,559
Power Assets Holdings Ltd.	224,500	1,153,643
Sands China Ltd.	398,400	1,394,812
Sino Land Co. Ltd.	522,000	616,584
SITC International Holdings Co. Ltd.	250,000	385,565
SJM Holdings Ltd.	465,000	481,499
Sun Hung Kai Properties Ltd.	243,000	3,106,888
Sunlight REIT	299,000	128,779
Swire Pacific Ltd., Class A	66,000	300,431
Swire Properties Ltd.	287,800	770,079
Techtronic Industries Co. Ltd.	244,000	3,253,396
Value Partners Group Ltd.	593,000	258,463
Vitasoy International Holdings Ltd.	132,000	532,776
VTech Holdings Ltd.	29,800	197,710
WH Group Ltd.(d)	2,107,000	1,654,659
Wharf Real Estate Investment Co. Ltd.	381,000	1,461,634
Wynn Macau Ltd.(a)(b)	377,200	520,454
Xinyi Glass Holdings Ltd.	500,000	1,094,799
Yue Yuen Industrial Holdings Ltd.	219,500	357,207

		94,818,688

Ireland — 0.7%
AIB Group PLC(a)	83,741	94,083
Bank of Ireland Group PLC(a)	181,451	445,554
Cairn Homes PLC(a)	262,485	239,712
CRH PLC	153,565	5,414,701
Flutter Entertainment PLC(a)	29,220	5,090,219
Glenveagh Properties PLC(a)(d)	262,881	225,070
Grafton Group PLC(a)	50,020	434,945
Greencore Group PLC	238,654	279,110
Kerry Group PLC, Class A	34,997	4,186,693
Kingspan Group PLC(a)	27,702	2,415,309
Smurfit Kappa Group PLC	60,670	2,284,100
UDG Healthcare PLC	58,598	549,691

		21,659,187

Israel — 0.7%
Airport City Ltd.(a)(b)	21,124	230,674
Alony Hetz Properties & Investments Ltd.	52,115	527,789
Amot Investments Ltd.	56,401	259,935
AudioCodes Ltd.	5,741	173,919
Azrieli Group Ltd.	10,340	488,377
Bank Hapoalim BM	238,422	1,399,065
Bank Leumi Le-Israel BM	300,098	1,422,704
Bayside Land Corp.(b)	26,700	187,243
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	427,465	488,123
Check Point Software Technologies Ltd.(a)(b)	22,062	2,505,361
Compugen Ltd.(a)(b)	15,984	206,034
CyberArk Software Ltd.(a)(b)	9,528	944,701
Elbit Systems Ltd.	6,107	692,160
Energix-Renewable Energies Ltd.(a)	56,894	242,834
Enlight Renewable Energy Ltd.(a)	189,071	357,651
First International Bank of Israel Ltd.	25,669	571,234
Gazit-Globe Ltd.	39,119	162,833
Harel Insurance Investments & Financial Services Ltd.(a)	21,484	157,349
ICL Group Ltd.	154,047	561,634
Isracard Ltd.	12,992	36,726
Israel Discount Bank Ltd., Class A	242,526	683,595
Kornit Digital Ltd.(a)(b)	9,639	648,897
Mehadrin Ltd.(a)	0	2

Security	Shares	Value

Israel (continued)
Melisron Ltd.	5,167	$187,775
Mivne Real Estate KD Ltd.	204,631	394,293
Mizrahi Tefahot Bank Ltd.	34,400	672,732
Nice Ltd.(a)	13,030	2,984,974
Nova Measuring Instruments Ltd.(a)	5,441	312,251
Paz Oil Co. Ltd.	2,768	255,138
Phoenix Holdings Ltd. (The)(a)	41,312	217,923
Radware Ltd.(a)	5,928	133,380
REIT 1 Ltd.	29,535	112,709
Shapir Engineering and Industry Ltd.(a)	24,763	167,190
Shikun & Binui Ltd.(a)(b)	41,962	196,716
Shufersal Ltd.	45,083	341,305
Strauss Group Ltd.	11,142	322,688
Teva Pharmaceutical Industries Ltd., ADR(a)	219,287	1,912,183
Tower Semiconductor Ltd.(a)(b)	19,370	404,845
Wix.com Ltd.(a)	10,921	2,700,982

		24,265,924

Italy — 1.9%
A2A SpA	257,930	327,941
ACEA SpA	18,252	362,285
Amplifon SpA(a)	28,843	1,048,586
Anima Holding SpA(d)	46,508	173,901
Ascopiave SpA	48,700	168,766
Assicurazioni Generali SpA	190,518	2,554,354
ASTM SpA(a)	20,068	373,084
Atlantia SpA(a)	93,609	1,434,426
Autogrill SpA(a)(b)	45,886	171,896
Azimut Holding SpA	19,222	324,554
Banca Farmafactoring SpA(a)(d)	25,761	118,680
Banca Generali SpA(a)	12,651	359,571
Banca Popolare di Sondrio SCPA(a)	166,264	291,865
Banco BPM SpA(a)	303,749	548,778
BPER Banca(a)	180,142	213,406
Brunello Cucinelli SpA(a)(b)	11,994	359,898
Buzzi Unicem SpA	12,936	279,897
Cerved Group SpA(a)	58,276	411,370
CNH Industrial NV(a)	209,645	1,626,404
De’ Longhi SpA(a)	17,123	547,709
DiaSorin SpA	3,693	810,887
Enav SpA(d)	59,840	207,720
Enel SpA	1,562,163	12,435,726
Eni SpA	473,604	3,316,133
ERG SpA	9,079	205,802
Ferrari NV	24,100	4,299,360
FinecoBank Banca Fineco SpA(a)	82,924	1,134,979
Freni Brembo SpA(a)	54,595	567,267
Hera SpA	188,193	591,885
IMA Industria Macchine Automatiche SpA(a)	3,334	262,338
Infrastrutture Wireless Italiane SpA(d)	26,638	287,952
Interpump Group SpA	11,088	418,474
Intesa Sanpaolo SpA(a)	3,217,537	5,320,585
Iren SpA	117,412	266,833
Italgas SpA	27,509	159,002
Leonardo SpA	52,971	252,243
Mediaset SpA(a)(b)	46,617	79,172
Mediobanca Banca di Credito Finanziario SpA	127,443	903,775
Moncler SpA(a)	42,600	1,705,032
Nexi SpA(a)(d)	83,257	1,279,191
Pirelli & C SpA(a)(d)	80,553	335,919
Poste Italiane SpA(d)	119,365	973,296

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Prysmian SpA	59,244	$1,610,701
Recordati Industria Chimica e Farmaceutica SpA	24,135	1,250,776
Reply SpA	4,167	448,018
Saipem SpA(b)	177,069	310,935
Salvatore Ferragamo SpA(a)	6,340	81,754
Snam SpA	421,476	2,057,106
Societa Cattolica di Assicurazioni SC(a)	33,609	166,307
Tamburi Investment Partners SpA	27,374	170,912
Technogym SpA(a)(d)	23,069	171,443
Telecom Italia SpA/Milano	2,245,507	762,208
Tenaris SA	132,650	629,194
Terna Rete Elettrica Nazionale SpA	325,439	2,200,224
UniCredit SpA(a)	410,194	3,058,489
Unipol Gruppo SpA(a)	125,858	458,582

		60,887,591

Japan — 24.6%
77 Bank Ltd. (The)	27,100	376,663
ABC-Mart Inc.	7,400	375,875
Acom Co. Ltd.	91,600	409,195
ADEKA Corp.	30,700	395,864
Advance Residence Investment Corp.	157	458,054
Advantest Corp.	41,400	2,388,005
Aeon Co. Ltd.	126,600	3,225,551
Aeon Delight Co. Ltd.	17,500	459,681
AEON Financial Service Co. Ltd.	41,700	424,020
Aeon Mall Co. Ltd.	33,800	525,397
AEON REIT Investment Corp.	336	379,262
AGC Inc.	23,900	741,874
Ai Holdings Corp.	13,200	230,438
Aica Kogyo Co. Ltd.	12,500	419,696
Aiful Corp.(a)	179,600	529,145
Ain Holdings Inc.	7,900	551,655
Air Water Inc.	15,900	226,621
Aisin Seiki Co. Ltd.	31,800	956,677
Ajinomoto Co. Inc.	65,500	1,314,198
Alfresa Holdings Corp.	34,800	636,147
Alps Alpine Co. Ltd.	49,400	705,512
Amada Co. Ltd.	53,200	460,551
Amano Corp.	15,700	367,795
ANA Holdings Inc.(a)	11,300	245,370
AnGes Inc.(a)(b)	36,000	375,359
Anritsu Corp.	17,600	384,021
Aoyama Trading Co. Ltd.	37,300	176,260
Aozora Bank Ltd.	38,500	629,022
Arcs Co. Ltd.	12,000	264,014
Ariake Japan Co. Ltd.	5,800	371,169
As One Corp.	4,300	619,457
Asahi Group Holdings Ltd.	77,400	2,386,266
Asahi Holdings Inc.	13,900	451,411
Asahi Intecc Co. Ltd.	41,700	1,290,410
Asahi Kasei Corp.	255,300	2,198,892
Asics Corp.	34,300	426,535
Astellas Pharma Inc.	364,700	5,006,165
Atom Corp.	44,100	352,665
Autobacs Seven Co. Ltd.	27,100	344,777
Awa Bank Ltd. (The)	9,100	218,316
Azbil Corp.	14,800	598,144
Bandai Namco Holdings Inc.	33,700	2,506,707
Bank of Kyoto Ltd. (The)	14,200	624,153
BayCurrent Consulting Inc.	4,000	516,931

Security	Shares	Value

Japan (continued)
Benefit One Inc.	21,100	$524,573
Benesse Holdings Inc.	26,100	613,927
Bic Camera Inc.	46,000	506,026
BML Inc.	9,400	263,279
Bridgestone Corp.	94,700	3,070,911
Brother Industries Ltd.	46,000	706,677
Calbee Inc.	12,700	388,751
Canon Inc.	202,300	3,484,228
Canon Marketing Japan Inc.	18,500	391,802
Capcom Co. Ltd.	13,400	737,038
Casio Computer Co. Ltd.	17,500	264,325
Central Glass Co. Ltd.	9,200	196,602
Central Japan Railway Co.	26,900	3,238,344
Chiba Bank Ltd. (The)	155,800	800,312
Chubu Electric Power Co. Inc.	121,300	1,359,317
Chudenko Corp.	12,200	247,408
Chugai Pharmaceutical Co. Ltd.	126,900	4,881,049
Chugoku Bank Ltd. (The)	51,500	444,356
Chugoku Electric Power Co. Inc. (The)	50,400	633,977
Citizen Watch Co. Ltd.	128,900	340,314
CKD Corp.	17,900	295,365
Coca-Cola Bottlers Japan Holdings Inc.	27,600	388,892
cocokara fine Inc.	7,200	472,470
COLOPL Inc.(a)	18,300	158,423
Colowide Co. Ltd.	26,800	399,667
Comforia Residential REIT Inc.	142	405,870
COMSYS Holdings Corp.	11,400	288,544
Concordia Financial Group Ltd.	249,400	818,292
Cosmo Energy Holdings Co. Ltd.	23,300	338,779
Cosmos Pharmaceutical Corp.	3,200	543,027
Create Restaurants Holdings Inc.(a)(b)	43,400	226,258
Create SD Holdings Co. Ltd.	10,900	351,377
Credit Saison Co. Ltd.	39,400	422,870
CyberAgent Inc.	12,300	770,662
CYBERDYNE Inc.(a)(b)	50,300	343,545
Dai Nippon Printing Co. Ltd.	46,200	856,914
Daicel Corp.	54,200	385,736
Daido Steel Co. Ltd.	17,000	553,711
Daifuku Co. Ltd.	13,000	1,334,322
Daiichi Jitsugyo Co. Ltd.	4,300	152,602
Dai-ichi Life Holdings Inc.	212,000	3,136,197
Daiichi Sankyo Co. Ltd.	322,200	8,469,539
Daiichikosho Co. Ltd.	9,300	317,591
Daikin Industries Ltd.	44,000	8,198,967
Daio Paper Corp.	28,000	404,706
Daiseki Co. Ltd.	15,300	387,842
Daishi Hokuetsu Financial Group Inc.	13,100	250,121
Daito Trust Construction Co. Ltd.	8,400	762,541
Daiwa House Industry Co. Ltd.	94,000	2,459,700
Daiwa House REIT Investment Corp.	414	957,974
Daiwa Office Investment Corp.	83	450,172
Daiwa Securities Group Inc.	286,000	1,151,770
Daiwa Securities Living Investments Corp.	512	500,050
Daiwabo Holdings Co. Ltd.	6,700	437,096
DCM Holdings Co. Ltd.	34,300	424,567
DeNA Co. Ltd.	37,400	637,882
Denka Co. Ltd.	24,700	756,074
Denso Corp.	71,600	3,313,572
Dentsu Group Inc.	41,300	1,181,637
DIC Corp.	25,600	621,022

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Digital Garage Inc.	9,400	$333,145
Dip Corp.	11,100	212,253
Disco Corp.	2,900	777,568
DMG Mori Co. Ltd.	29,700	393,765
Dowa Holdings Co. Ltd.	17,600	501,198
DTS Corp.	24,700	479,635
Duskin Co. Ltd.	14,100	359,042
Earth Corp.	6,000	379,950
East Japan Railway Co.	49,100	2,563,026
Ebara Corp.	24,700	682,593
EDION Corp.	30,600	300,614
Eiken Chemical Co. Ltd.	14,400	274,666
Eisai Co. Ltd.	44,600	3,451,018
Elecom Co. Ltd.	5,100	254,659
Electric Power Development Co. Ltd.	30,500	411,374
ENEOS Holdings Inc.	636,000	2,132,979
en-japan Inc.	12,900	282,581
Ezaki Glico Co. Ltd.	17,900	742,266
Fancl Corp.	18,800	589,860
FANUC Corp.	35,200	7,424,526
Fast Retailing Co. Ltd.	11,100	7,720,308
FCC Co. Ltd.	15,200	290,071
FP Corp.	12,600	501,999
Frontier Real Estate Investment Corp.	147	491,453
Fuji Corp./Aichi	28,100	561,247
Fuji Electric Co. Ltd.	11,200	337,478
Fuji Kyuko Co. Ltd.	5,900	252,277
Fuji Oil Holdings Inc.	15,000	473,503
Fuji Seal International Inc.	19,200	358,140
Fuji Soft Inc.	12,400	661,871
FUJIFILM Holdings Corp.	57,700	2,935,227
Fujikura Ltd.	105,100	276,473
Fujitec Co. Ltd.	34,600	750,980
Fujitsu General Ltd.	21,600	595,891
Fujitsu Ltd.	36,100	4,221,566
Fujiya Co. Ltd.	15,600	346,352
Fukuoka Financial Group Inc.	23,700	394,018
Fukuoka REIT Corp.	199	240,422
Fukuyama Transporting Co. Ltd.	12,300	514,167
Funai Soken Holdings Inc.	11,000	237,383
Furukawa Electric Co. Ltd.	19,500	485,914
Fuyo General Lease Co. Ltd.	7,500	428,305
Giken Ltd.	7,600	268,261
Global One Real Estate Investment Corp.	295	265,822
Glory Ltd.	17,300	363,078
GLP J-REIT	498	766,960
GMO internet Inc.	22,200	591,207
GMO Payment Gateway Inc.	5,900	720,710
GNI Group Ltd.(a)(b)	13,800	237,612
Goldwin Inc.	6,000	445,954
GS Yuasa Corp.	21,600	374,394
GungHo Online Entertainment Inc.	16,400	405,215
Gunma Bank Ltd. (The)	157,500	497,178
H.U. Group Holdings Inc.	17,200	436,170
H2O Retailing Corp.	47,100	307,272
Hachijuni Bank Ltd. (The)	97,800	359,242
Hakuhodo DY Holdings Inc.	43,000	545,829
Hamakyorex Co. Ltd.	7,200	203,176
Hamamatsu Photonics KK	23,300	1,167,897
Hankyu Hanshin Holdings Inc.	42,200	1,283,681

Security	Shares	Value

Japan (continued)
Hankyu Hanshin REIT Inc.	192	$211,395
Hanwa Co. Ltd.	12,000	231,414
Harmonic Drive Systems Inc.	11,300	743,677
Haseko Corp.	50,200	598,808
Hazama Ando Corp.	60,500	375,014
Heiwa Corp.	21,900	353,199
Heiwa Real Estate Co. Ltd.	11,700	340,793
Heiwa Real Estate REIT Inc.	413	446,027
Heiwado Co. Ltd.	9,000	182,428
Hikari Tsushin Inc.	3,200	747,197
Hino Motors Ltd.	89,000	677,674
Hirogin Holdings Inc.	96,000	519,763
Hirose Electric Co. Ltd.	4,305	598,763
HIS Co. Ltd.(a)(b)	12,600	168,860
Hisamitsu Pharmaceutical Co. Inc.	7,600	361,680
Hitachi Capital Corp.	21,300	448,249
Hitachi Construction Machinery Co. Ltd.	9,500	232,638
Hitachi Ltd.	188,500	6,314,588
Hitachi Metals Ltd.	18,800	248,353
Hitachi Transport System Ltd.	16,300	515,319
Hitachi Zosen Corp.	116,400	466,535
Hogy Medical Co. Ltd.	6,100	179,137
Hokkaido Electric Power Co. Inc.	45,800	177,434
Hokuhoku Financial Group Inc.	45,300	427,260
Hokuriku Electric Power Co.	56,400	401,932
Honda Motor Co. Ltd.	306,700	7,143,816
Horiba Ltd.	8,600	420,375
Hoshino Resorts REIT Inc.(b)	106	498,871
Hoshizaki Corp.	6,500	517,936
Hosiden Corp.	26,700	235,483
House Foods Group Inc.	13,400	442,864
Hoya Corp.	68,000	7,675,531
Hulic Co. Ltd.	39,800	367,771
Hulic Reit Inc.	378	496,093
Ibiden Co. Ltd.	10,900	440,525
Ichibanya Co. Ltd.	4,100	207,471
Ichigo Inc.	137,800	388,856
Ichigo Office REIT Investment Corp.	551	355,773
Idemitsu Kosan Co. Ltd.	24,200	487,287
IHI Corp.	33,000	396,164
Iida Group Holdings Co. Ltd.	31,800	572,789
Inaba Denki Sangyo Co. Ltd.	16,900	405,445
Industrial & Infrastructure Fund Investment Corp.	419	711,827
Infocom Corp.	8,200	297,283
Infomart Corp.	61,500	508,284
Inpex Corp.	210,300	989,742
Internet Initiative Japan Inc.	8,800	394,375
Invesco Office J-Reit Inc.	3,659	452,912
Invincible Investment Corp.	1,947	619,263
Iriso Electronics Co. Ltd.	10,500	396,738
Isetan Mitsukoshi Holdings Ltd.	87,200	421,236
Isuzu Motors Ltd.	94,900	765,264
Ito En Ltd.	5,400	341,439
ITOCHU Corp.	253,400	6,059,881
Itochu Techno-Solutions Corp.	13,300	452,281
Itoham Yonekyu Holdings Inc.	85,200	568,869
Iwatani Corp.	12,000	542,950
Iyo Bank Ltd. (The)	88,800	554,681
Izumi Co. Ltd.	15,200	513,985
J Front Retailing Co. Ltd.	77,300	584,889

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JAFCO Group Co. Ltd.	13,100	$588,961
Japan Airlines Co. Ltd.(a)	34,800	604,856
Japan Airport Terminal Co. Ltd.	12,900	557,758
Japan Aviation Electronics Industry Ltd.	32,300	441,522
Japan Display Inc.(a)	308,700	150,600
Japan Excellent Inc.	483	531,328
Japan Exchange Group Inc.	90,000	2,188,875
Japan Hotel REIT Investment Corp.	1,441	693,345
Japan Lifeline Co. Ltd.	26,400	338,902
Japan Logistics Fund Inc.	193	541,116
Japan Material Co. Ltd.	27,000	346,862
Japan Petroleum Exploration Co. Ltd.	13,300	208,775
Japan Post Bank Co. Ltd.	60,600	481,716
Japan Post Holdings Co. Ltd.	267,700	1,830,675
Japan Post Insurance Co. Ltd.	41,800	659,747
Japan Prime Realty Investment Corp.	165	445,882
Japan Real Estate Investment Corp.	168	822,805
Japan Retail Fund Investment Corp.	443	636,913
Japan Steel Works Ltd. (The)	31,600	670,752
Japan Tobacco Inc.	215,100	4,053,444
JCR Pharmaceuticals Co. Ltd.	19,600	505,655
Jeol Ltd.	8,700	275,464
JFE Holdings Inc.(a)	94,800	660,172
JGC Holdings Corp.	57,900	473,546
JINS Holdings Inc.	4,800	346,662
JSR Corp.	35,200	789,929
JTEKT Corp.	50,100	394,896
Justsystems Corp.	8,700	569,237
Kadokawa Corp.	26,300	794,988
Kagome Co. Ltd.	19,000	649,751
Kajima Corp.	83,400	887,132
Kakaku.com Inc.	24,100	638,809
Kaken Pharmaceutical Co. Ltd.	9,200	361,259
Kamigumi Co. Ltd.	58,300	1,039,518
Kanamoto Co. Ltd.	8,200	168,487
Kandenko Co. Ltd.	42,400	317,574
Kaneka Corp.	13,500	375,531
Kanematsu Corp.	34,300	404,880
Kansai Electric Power Co. Inc. (The)	145,600	1,324,383
Kansai Paint Co. Ltd.	31,300	805,105
Kao Corp.	86,100	6,111,173
Katitas Co. Ltd.	11,800	331,854
Kato Sangyo Co. Ltd.	8,900	294,992
Kawasaki Heavy Industries Ltd.(a)	31,700	376,009
Kawasaki Kisen Kaisha Ltd.(a)(b)	25,300	306,388
KDDI Corp.	306,500	8,187,309
Keihan Holdings Co. Ltd.	14,600	553,051
Keikyu Corp.	43,900	611,425
Keio Corp.	12,200	706,046
Keisei Electric Railway Co. Ltd.	25,000	697,102
Kenedix Inc.	79,100	409,347
Kenedix Office Investment Corp.	83	479,548
Kenedix Residential Next Investment Corp.	348	568,238
Kenedix Retail REIT Corp.	135	257,241
Kewpie Corp.	34,200	699,441
Keyence Corp.	35,100	15,864,502
KH Neochem Co. Ltd.	13,700	319,370
Kikkoman Corp.	25,600	1,268,491
Kinden Corp.	43,400	679,189
Kintetsu Group Holdings Co. Ltd.	26,500	1,054,525

Security	Shares	Value

Japan (continued)
Kirin Holdings Co. Ltd.	166,200	$2,987,276
Kissei Pharmaceutical Co. Ltd.	9,400	184,511
Kitz Corp.	58,100	313,453
Kiyo Bank Ltd. (The)	25,600	381,772
KLab Inc.(a)	20,700	166,527
Kobayashi Pharmaceutical Co. Ltd.	7,100	690,712
Kobe Bussan Co. Ltd.	24,200	681,739
Kobe Steel Ltd.(a)	118,300	458,308
Koei Tecmo Holdings Co. Ltd.	10,900	533,843
Koito Manufacturing Co. Ltd.	10,600	509,011
Kokuyo Co. Ltd.	31,400	424,714
Komatsu Ltd.	162,700	3,643,397
KOMEDA Holdings Co. Ltd.	12,500	220,729
Konami Holdings Corp.	8,700	338,712
Konica Minolta Inc.	156,000	393,954
Kose Corp.	3,800	482,724
Kotobuki Spirits Co. Ltd.	6,900	318,137
K’s Holdings Corp.	39,100	498,942
Kubota Corp.	202,200	3,501,847
Kumagai Gumi Co. Ltd.	12,400	285,506
Kuraray Co. Ltd.	55,800	513,484
Kureha Corp.	4,200	177,377
Kurita Water Industries Ltd.	10,600	314,329
Kusuri no Aoki Holdings Co. Ltd.	3,700	296,595
Kyocera Corp.	50,700	2,779,431
KYORIN Holdings Inc.	11,100	200,573
Kyoritsu Maintenance Co. Ltd.	9,800	348,728
Kyowa Exeo Corp.	16,800	386,654
Kyowa Kirin Co. Ltd.	42,600	1,055,424
Kyudenko Corp.	14,500	394,610
Kyushu Electric Power Co. Inc.	85,300	714,777
Kyushu Financial Group Inc.	96,800	450,943
Kyushu Railway Co.	25,300	537,026
LaSalle Logiport REIT	304	472,837
Lasertec Corp.	13,100	1,132,810
Lawson Inc.	4,400	202,238
Leopalace21 Corp.(a)	74,700	116,473
LINE Corp.(a)	9,900	508,542
Lintec Corp.	13,300	293,888
Lion Corp.	42,000	858,561
LIXIL Group Corp.	46,300	999,166
M3 Inc.	84,200	5,659,780
Mabuchi Motor Co. Ltd.	14,200	582,724
Macnica Fuji Electronics Holdings Inc.	24,800	440,536
Maeda Corp.	52,100	373,780
Maeda Road Construction Co. Ltd.	10,900	181,319
Makino Milling Machine Co. Ltd.	12,800	436,503
Makita Corp.	43,100	1,896,499
Mandom Corp.	17,400	257,821
Mani Inc.	19,200	479,908
Marubeni Corp.	324,500	1,686,134
Maruha Nichiro Corp.	16,900	352,743
Marui Group Co. Ltd.	34,300	614,867
Maruichi Steel Tube Ltd.	37,800	864,186
Maruzen Showa Unyu Co. Ltd.	9,000	262,579
Matsui Securities Co. Ltd.	44,200	352,196
Matsumotokiyoshi Holdings Co. Ltd.	7,500	276,569
Mazda Motor Corp.	90,300	471,626
McDonald’s Holdings Co. Japan Ltd.	10,100	478,238
MCUBS MidCity Investment Corp.	459	328,422

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mebuki Financial Group Inc.	283,000	$565,783
Medipal Holdings Corp.	33,900	603,805
Megmilk Snow Brand Co. Ltd.	18,200	393,805
Meidensha Corp.	16,300	248,227
MEIJI Holdings Co. Ltd.	16,500	1,193,227
Meitec Corp.	8,800	435,202
Menicon Co. Ltd.	9,400	663,593
Milbon Co. Ltd.	7,900	405,051
MINEBEA MITSUMI Inc.	55,300	991,316
Mirai Corp.	1,050	362,086
Mirait Holdings Corp.	22,100	313,510
MISUMI Group Inc.	48,200	1,424,699
Mitsubishi Chemical Holdings Corp.	271,200	1,520,733
Mitsubishi Corp.	253,100	5,630,228
Mitsubishi Electric Corp.	356,900	4,574,766
Mitsubishi Estate Co. Ltd.	227,600	3,383,302
Mitsubishi Estate Logistics REIT Investment Corp.	84	334,264
Mitsubishi Gas Chemical Co. Inc.	43,000	778,640
Mitsubishi Heavy Industries Ltd.	48,700	1,040,943
Mitsubishi Logistics Corp.	21,200	554,437
Mitsubishi Materials Corp.	29,800	544,176
Mitsubishi Motors Corp.(a)	210,200	382,036
Mitsubishi UFJ Financial Group Inc.	2,363,100	9,272,466
Mitsubishi UFJ Lease & Finance Co. Ltd.	91,900	386,799
Mitsui & Co. Ltd.	318,200	4,961,412
Mitsui Chemicals Inc.	28,500	726,813
Mitsui E&S Holdings Co. Ltd.(a)	51,100	160,818
Mitsui Fudosan Co. Ltd.	180,300	3,060,478
Mitsui Fudosan Logistics Park Inc.	93	443,916
Mitsui Mining & Smelting Co. Ltd.	15,300	382,720
Mitsui OSK Lines Ltd.	36,700	821,134
Miura Co. Ltd.	14,100	660,221
Mixi Inc.	10,600	291,110
Mizuho Financial Group Inc.	458,450	5,619,894
Mizuho Leasing Co. Ltd.	16,700	423,970
Mochida Pharmaceutical Co. Ltd.	6,000	218,098
Money Forward Inc.(a)	6,000	541,228
MonotaRO Co. Ltd.	23,700	1,314,903
Mori Hills REIT Investment Corp.	393	483,073
Mori Trust Hotel Reit Inc.	244	251,376
Mori Trust Sogo REIT Inc.	255	303,932
Morinaga & Co. Ltd./Japan	9,200	348,938
Morinaga Milk Industry Co. Ltd.	11,200	538,894
MOS Food Services Inc.	10,800	293,916
MS&AD Insurance Group Holdings Inc.	75,800	2,062,494
Murata Manufacturing Co. Ltd.	110,900	7,709,109
Nabtesco Corp.	10,700	398,154
Nachi-Fujikoshi Corp.	8,100	318,840
Nagase & Co. Ltd.	32,100	416,680
Nagoya Railroad Co. Ltd.	17,800	472,669
Nakanishi Inc.	27,700	492,845
Nankai Electric Railway Co. Ltd.	35,300	802,979
NEC Corp.	35,500	1,782,810
NEC Networks & System Integration Corp.	15,900	275,292
NET One Systems Co. Ltd.	17,400	519,304
Nexon Co. Ltd.	91,700	2,560,477
NGK Insulators Ltd.	45,400	644,042
NGK Spark Plug Co. Ltd.	15,500	270,590
NH Foods Ltd.	13,000	530,993
NHK Spring Co. Ltd.	49,700	298,086

Security	Shares	Value

Japan (continued)
Nichias Corp.	15,400	$332,336
Nichirei Corp.	9,600	241,332
Nidec Corp.	84,600	8,497,226
Nifco Inc./Japan	31,100	925,206
Nihon Kohden Corp.	11,700	365,975
Nihon M&A Center Inc.	30,600	1,788,464
Nihon Parkerizing Co. Ltd.	31,800	312,403
Nihon Unisys Ltd.	16,200	476,516
Nikkon Holdings Co. Ltd.	26,100	497,583
Nikon Corp.	111,100	668,470
Nintendo Co. Ltd.	21,200	11,555,156
Nippo Corp.	24,200	620,394
Nippon Accommodations Fund Inc.	39	223,092
Nippon Building Fund Inc.	242	1,222,269
Nippon Ceramic Co. Ltd.	8,500	205,711
Nippon Densetsu Kogyo Co. Ltd.	9,300	180,146
Nippon Electric Glass Co. Ltd.	36,000	704,572
Nippon Express Co. Ltd.	12,000	671,513
Nippon Flour Mills Co. Ltd.	15,000	240,195
Nippon Gas Co. Ltd.	9,100	434,370
Nippon Kayaku Co. Ltd.	49,000	419,973
Nippon Light Metal Holdings Co. Ltd.	25,170	395,584
Nippon Paint Holdings Co. Ltd.	26,000	2,335,374
Nippon Paper Industries Co. Ltd.	26,600	299,485
Nippon Prologis REIT Inc.	387	1,273,465
Nippon REIT Investment Corp.	167	534,355
Nippon Sanso Holdings Corp.	51,600	753,713
Nippon Seiki Co. Ltd.	24,800	278,508
Nippon Shinyaku Co. Ltd.	7,000	498,183
Nippon Shokubai Co. Ltd.	6,900	336,618
Nippon Soda Co. Ltd.	10,100	264,239
Nippon Steel Corp.(a)	162,500	1,564,533
Nippon Suisan Kaisha Ltd.	81,000	310,704
Nippon Telegraph & Telephone Corp.	239,600	5,033,113
Nippon Yusen KK	39,500	723,575
Nipro Corp.	40,300	422,892
Nishimatsu Construction Co. Ltd.	12,700	245,885
Nishi-Nippon Financial Holdings Inc.	82,000	552,210
Nishi-Nippon Railroad Co. Ltd.	16,700	439,945
Nissan Chemical Corp.	23,800	1,256,706
Nissan Motor Co. Ltd.(a)	430,900	1,508,603
Nisshin Oillio Group Ltd. (The)	10,100	289,455
Nisshin Seifun Group Inc.	35,800	537,993
Nisshinbo Holdings Inc.	43,700	289,271
Nissin Foods Holdings Co. Ltd.	8,000	691,793
Nitori Holdings Co. Ltd.	12,000	2,473,694
Nitta Corp.	12,000	252,305
Nitto Boseki Co. Ltd.	8,300	303,688
Nitto Denko Corp.	24,200	1,692,194
Nittoku Co. Ltd.	9,600	338,856
Noevir Holdings Co. Ltd.	7,000	312,034
NOF Corp.	10,600	396,968
NOK Corp.	36,300	411,127
Nomura Co. Ltd.	40,400	260,471
Nomura Holdings Inc.	638,500	2,837,031
Nomura Real Estate Holdings Inc.	30,500	531,285
Nomura Real Estate Master Fund Inc.	534	636,468
Nomura Research Institute Ltd.	51,200	1,515,822
NS Solutions Corp.	13,800	402,621
NSD Co. Ltd.	17,800	312,104

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NSK Ltd.	85,900	$681,185
NTN Corp.(a)	196,300	360,528
NTT Data Corp.	97,200	1,092,500
NTT DOCOMO Inc.	215,800	8,023,863
Obayashi Corp.	97,800	813,909
OBIC Business Consultants Co. Ltd.	8,400	454,792
Obic Co. Ltd.	10,700	1,898,651
Odakyu Electric Railway Co. Ltd.	48,400	1,163,470
Ogaki Kyoritsu Bank Ltd. (The)	8,700	193,241
Ohsho Food Service Corp.	3,500	191,840
Oji Holdings Corp.	196,900	826,852
Oki Electric Industry Co. Ltd.	40,400	372,929
Okinawa Electric Power Co. Inc. (The)	12,600	183,805
OKUMA Corp.	7,000	336,809
Okumura Corp.	21,100	487,637
Olympus Corp.	223,400	4,250,455
Omron Corp.	31,500	2,259,901
One REIT Inc.	152	350,411
Ono Pharmaceutical Co. Ltd.	56,900	1,617,628
Open House Co. Ltd.	20,800	707,327
Oracle Corp. Japan	6,100	610,350
Organo Corp.	2,200	114,482
Oriental Land Co. Ltd.	36,000	5,022,575
ORIX Corp.	258,100	3,000,962
Orix JREIT Inc.	460	644,634
Osaka Gas Co. Ltd.	54,600	1,035,175
OSG Corp.	33,200	494,792
OSJB Holdings Corp.	170,200	389,112
Otsuka Corp.	12,400	571,724
Otsuka Holdings Co. Ltd.	66,600	2,455,931
Outsourcing Inc.	35,100	324,005
PALTAC Corp.	9,300	520,423
Pan Pacific International Holdings Corp.	83,200	1,768,418
Panasonic Corp.	433,100	3,980,095
Paramount Bed Holdings Co. Ltd.	8,800	339,239
Penta-Ocean Construction Co. Ltd.	84,000	531,127
PeptiDream Inc.(a)	14,300	660,011
Persol Holdings Co. Ltd.	48,700	731,851
Pigeon Corp.	13,500	620,504
Pilot Corp.	11,800	328,129
PKSHA Technology Inc.(a)	9,400	196,560
Pola Orbis Holdings Inc.	29,700	584,681
Premier Investment Corp.	308	337,934
Prestige International Inc.	45,200	383,080
Prima Meat Packers Ltd.	10,000	283,910
Raksul Inc.(a)	11,900	579,405
Rakus Co. Ltd.	26,600	525,944
Rakuten Inc.	168,300	1,634,059
Recruit Holdings Co. Ltd.	245,600	9,326,880
Relo Group Inc.	18,700	446,839
Renesas Electronics Corp.(a)	164,200	1,352,365
Rengo Co. Ltd.	52,700	404,803
Resona Holdings Inc.	411,500	1,348,180
Resorttrust Inc.	32,100	451,070
Ricoh Co. Ltd.	158,600	1,034,678
Rinnai Corp.	5,000	492,634
Rock Field Co. Ltd.	26,400	358,852
Rohm Co. Ltd.	9,900	757,605
Rohto Pharmaceutical Co. Ltd.	9,500	296,250
Rorze Corp.	4,300	189,827

Security	Shares	Value

Japan (continued)
Round One Corp.	31,000	$242,864
RPA Holdings Inc.(a)	11,900	81,618
RS Technologies Co. Ltd.	4,700	157,356
Ryohin Keikaku Co. Ltd.	43,600	910,036
Sakai Moving Service Co. Ltd.	6,200	279,042
Sakata Seed Corp.	11,800	415,382
San-A Co. Ltd.	4,900	203,659
SanBio Co. Ltd.(a)	9,000	142,998
Sangetsu Corp.	36,100	518,329
San-in Godo Bank Ltd. (The)	72,100	361,397
Sankyo Co. Ltd.	12,200	310,193
Sankyu Inc.	18,800	670,786
Sanrio Co. Ltd.	24,600	451,102
Sansan Inc.(a)	3,500	231,682
Santen Pharmaceutical Co. Ltd.	55,200	980,547
Sanwa Holdings Corp.	41,500	471,609
Sapporo Holdings Ltd.	21,000	341,496
Sato Holdings Corp.	22,500	425,507
Sawai Pharmaceutical Co. Ltd.	14,700	707,299
SBI Holdings Inc.	44,200	1,011,772
SCREEN Holdings Co. Ltd.	11,000	598,718
SCSK Corp.	4,800	238,301
Secom Co. Ltd.	34,600	2,910,914
Sega Sammy Holdings Inc.	42,100	525,948
Seibu Holdings Inc.	34,500	343,878
Seiko Epson Corp.	46,200	532,091
Seino Holdings Co. Ltd.	45,100	581,546
Seiren Co. Ltd.	26,400	416,430
Sekisui Chemical Co. Ltd.	53,900	835,259
Sekisui House Ltd.	114,400	1,889,340
Sekisui House Reit Inc.	362	252,784
Senko Group Holdings Co. Ltd.	45,500	404,773
Seria Co. Ltd.	13,000	499,904
Seven & i Holdings Co. Ltd.	143,500	4,363,751
Seven Bank Ltd.	248,300	567,665
SG Holdings Co. Ltd.	52,800	1,270,251
Sharp Corp.	26,900	308,781
Shibaura Machine Co. Ltd.	10,400	207,025
SHIFT Inc.(a)	3,100	394,691
Shiga Bank Ltd. (The)	9,600	206,528
Shikoku Electric Power Co. Inc.	54,100	389,164
Shima Seiki Manufacturing Ltd.	16,100	237,942
Shimachu Co. Ltd.	11,800	624,201
Shimadzu Corp.	42,100	1,196,471
Shimamura Co. Ltd.	7,000	744,595
Shimano Inc.	11,700	2,659,752
Shimizu Corp.	91,500	633,690
Shin-Etsu Chemical Co. Ltd.	65,800	8,742,701
Shinko Electric Industries Co. Ltd.	31,100	540,546
Shinsei Bank Ltd.	41,900	501,806
Shionogi & Co. Ltd.	45,500	2,143,122
Ship Healthcare Holdings Inc.	11,800	558,733
Shiseido Co. Ltd.	71,200	4,392,960
Shizuoka Bank Ltd. (The)	87,400	585,231
SHO-BOND Holdings Co. Ltd.	10,900	523,417
Shochiku Co. Ltd.	2,600	299,943
Showa Denko KK	15,400	260,300
Skylark Holdings Co. Ltd.(b)	42,500	604,529
SMC Corp.	10,500	5,554,333
SMS Co. Ltd.	20,400	599,082

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Softbank Corp.	551,700	$6,398,855
SoftBank Group Corp.	294,400	19,130,086
Sohgo Security Services Co. Ltd.	11,000	510,857
Sojitz Corp.	252,600	553,333
Sompo Holdings Inc.	52,300	1,946,617
Sony Corp.	234,900	19,490,363
Sosei Group Corp.(a)(b)	22,900	273,161
Sotetsu Holdings Inc.	17,100	420,548
Square Enix Holdings Co. Ltd.	10,200	597,130
Stanley Electric Co. Ltd.	12,600	356,763
Starts Corp. Inc.	8,400	194,854
Subaru Corp.	99,300	1,809,988
Sugi Holdings Co. Ltd.	9,200	608,992
SUMCO Corp.	46,500	705,017
Sumitomo Bakelite Co. Ltd.	9,600	269,983
Sumitomo Chemical Co. Ltd.	315,800	1,027,090
Sumitomo Corp.	245,500	2,687,725
Sumitomo Dainippon Pharma Co. Ltd.	58,800	687,331
Sumitomo Electric Industries Ltd.	155,000	1,698,417
Sumitomo Forestry Co. Ltd.	35,800	561,280
Sumitomo Heavy Industries Ltd.	28,600	607,346
Sumitomo Metal Mining Co. Ltd.	43,300	1,334,952
Sumitomo Mitsui Construction Co. Ltd.	51,600	198,424
Sumitomo Mitsui Financial Group Inc.	247,200	6,812,543
Sumitomo Mitsui Trust Holdings Inc.	52,300	1,392,549
Sumitomo Osaka Cement Co. Ltd.	12,700	385,106
Sumitomo Realty & Development Co. Ltd.	50,700	1,351,644
Sumitomo Rubber Industries Ltd.	47,600	415,715
Sumitomo Warehouse Co. Ltd. (The)	27,900	325,331
Sundrug Co. Ltd.	14,400	533,767
Suntory Beverage & Food Ltd.	17,100	588,866
Suruga Bank Ltd.	72,500	235,101
Sushiro Global Holdings Ltd.	24,400	657,731
Suzuken Co. Ltd.	6,700	241,300
Suzuki Motor Corp.	66,300	2,826,661
Sysmex Corp.	29,100	2,727,951
Systena Corp.	25,200	457,283
T&D Holdings Inc.	98,700	979,069
Tadano Ltd.	45,300	346,228
Taiheiyo Cement Corp.	10,800	252,489
Taikisha Ltd.	11,700	303,300
Taisei Corp.	25,600	794,643
Taisho Pharmaceutical Holdings Co. Ltd.	8,800	527,798
Taiyo Holdings Co. Ltd.	4,800	250,239
Taiyo Yuden Co. Ltd.	21,500	789,746
Takara Bio Inc.	11,500	312,856
Takara Holdings Inc.	41,300	414,817
Takasago Thermal Engineering Co. Ltd.	34,700	458,728
Takashimaya Co. Ltd.	44,300	328,839
Takeda Pharmaceutical Co. Ltd.	294,554	9,126,271
Takeuchi Manufacturing Co. Ltd.	13,800	298,600
Takuma Co. Ltd.	29,300	447,039
TDK Corp.	25,000	2,919,935
TechnoPro Holdings Inc.	8,400	519,878
Teijin Ltd.	23,300	355,718
Terumo Corp.	127,000	4,661,364
THK Co. Ltd.	11,700	307,665
TIS Inc.	35,100	671,849
TKC Corp.	4,000	247,178
Toagosei Co. Ltd.	42,200	445,252

Security	Shares	Value

Japan (continued)
Tobu Railway Co. Ltd.	29,300	$828,214
Tocalo Co. Ltd.	33,800	335,607
Toda Corp.	65,400	371,605
Toei Co. Ltd.	1,700	250,268
Toho Co. Ltd.	15,100	596,547
Toho Gas Co. Ltd.	13,300	685,738
Toho Holdings Co. Ltd.	14,900	274,654
Tohoku Electric Power Co. Inc.	90,400	797,291
Tokai Carbon Co. Ltd.	52,400	591,969
TOKAI Holdings Corp.	24,300	240,118
Tokai Rika Co. Ltd.	34,100	530,060
Tokai Tokyo Financial Holdings Inc.	94,200	240,591
Tokio Marine Holdings Inc.	112,000	4,991,467
Tokuyama Corp.	16,300	360,802
Tokyo Century Corp.	11,200	545,322
Tokyo Dome Corp.	46,300	368,930
Tokyo Electric Power Co. Holdings Inc.(a)	346,900	892,635
Tokyo Electron Ltd.	28,500	7,606,179
Tokyo Gas Co. Ltd.	56,800	1,285,253
Tokyo Ohka Kogyo Co. Ltd.	10,900	643,323
Tokyo Seimitsu Co. Ltd.	14,900	500,277
Tokyo Steel Manufacturing Co. Ltd.	54,200	343,222
Tokyo Tatemono Co. Ltd.	64,300	735,630
Tokyu Corp.	88,700	1,047,872
Tokyu Fudosan Holdings Corp.	97,500	423,426
Tokyu REIT Inc.	380	515,439
Tomy Co. Ltd.	46,800	407,832
Topcon Corp.	44,700	442,553
Toppan Printing Co. Ltd.	47,600	602,399
Toray Industries Inc.	266,100	1,197,374
Toshiba Corp.	71,700	1,803,131
Toshiba TEC Corp.	14,100	562,435
Tosoh Corp.	45,100	729,089
Totetsu Kogyo Co. Ltd.	9,700	251,640
TOTO Ltd.	15,700	712,612
Toyo Ink SC Holdings Co. Ltd.	17,600	325,938
Toyo Seikan Group Holdings Ltd.	47,500	442,103
Toyo Suisan Kaisha Ltd.	12,400	616,797
Toyo Tire Corp.	27,400	404,159
Toyobo Co. Ltd.	22,700	300,741
Toyoda Gosei Co. Ltd.	20,900	527,398
Toyota Boshoku Corp.	23,500	338,540
Toyota Industries Corp.	23,900	1,536,331
Toyota Motor Corp.	399,500	25,997,690
Toyota Tsusho Corp.	24,100	668,317
Trancom Co. Ltd.	2,400	171,953
Trend Micro Inc.	18,200	1,018,462
Trusco Nakayama Corp.	23,200	596,533
TS Tech Co. Ltd.	14,600	401,521
Tsubaki Nakashima Co. Ltd.	43,400	318,422
Tsubakimoto Chain Co.	9,800	216,924
Tsumura & Co.	15,700	460,307
Tsuruha Holdings Inc.	5,200	727,224
Ube Industries Ltd.	27,700	473,502
Ulvac Inc.	10,800	392,060
Unicharm Corp.	69,800	3,231,605
United Urban Investment Corp.	474	504,651
Universal Entertainment Corp.(a)	10,600	180,080
Ushio Inc.	38,900	433,504
USS Co. Ltd.	43,600	796,595

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Valor Holdings Co. Ltd.	13,600	$334,471
Wacoal Holdings Corp.	10,200	184,603
Welcia Holdings Co. Ltd.	15,200	596,135
West Japan Railway Co.	25,500	1,087,909
Yakult Honsha Co. Ltd.	15,400	745,399
Yamada Holdings Co. Ltd.	159,100	773,128
Yamaguchi Financial Group Inc.	57,200	369,879
Yamaha Corp.	16,200	762,426
Yamaha Motor Co. Ltd.	47,600	675,252
Yamato Holdings Co. Ltd.	53,500	1,409,403
Yamato Kogyo Co. Ltd.	19,500	466,142
Yamazaki Baking Co. Ltd.	46,900	769,853
Yaoko Co. Ltd.	6,700	474,268
Yaskawa Electric Corp.	43,600	1,682,858
Yokogawa Electric Corp.	42,200	616,005
Yokohama Rubber Co. Ltd. (The)	44,600	636,107
Yoshinoya Holdings Co. Ltd.	19,500	357,208
Z Holdings Corp.	504,000	3,495,795
Zenkoku Hosho Co. Ltd.	12,100	474,555
Zensho Holdings Co. Ltd.	33,900	788,968
Zeon Corp.	42,100	509,437
Zojirushi Corp.	9,800	174,739
ZOZO Inc.	31,800	806,407

		794,859,393

Netherlands — 4.0%
Aalberts NV	26,013	873,887
ABN AMRO Bank NV, CVA(a)(d)	68,202	559,770
Adyen NV(a)(d)	3,312	5,584,428
Aegon NV	264,027	711,982
AerCap Holdings NV(a)(b)	22,760	565,131
Akzo Nobel NV	37,782	3,639,655
Altice Europe NV(a)	72,012	354,742
Arcadis NV(a)	21,707	505,708
ArcelorMittal SA(a)	132,887	1,803,652
Argenx SE(a)	9,770	2,439,996
ASM International NV	10,437	1,492,945
ASML Holding NV	80,280	29,176,405
ASR Nederland NV	31,700	963,762
Basic-Fit NV(a)(d)	5,172	125,312
BE Semiconductor Industries NV	7,161	289,366
Boskalis Westminster(a)	11,720	236,453
Corbion NV	8,455	385,088
Davide Campari-Milano NV	131,507	1,373,158
Eurocommercial Properties NV	6,600	71,960
Euronext NV(d)	10,647	1,110,613
EXOR NV	24,122	1,253,193
Flow Traders(d)	5,563	182,219
Heineken Holding NV	24,777	1,914,959
Heineken NV	50,406	4,474,114
IMCD NV	12,787	1,481,450
ING Groep NV(a)	705,588	4,815,535
Intertrust NV(d)	16,940	262,443
Just Eat Takeaway.com NV(a)(d)	7,229	800,859
Just Eat Takeaway.com NV, New(a)(d)	17,602	1,958,512
Koninklijke Ahold Delhaize NV	217,275	5,970,456
Koninklijke BAM Groep NV(a)(b)	33,202	41,228
Koninklijke DSM NV	33,170	5,310,801
Koninklijke KPN NV	671,896	1,815,766
Koninklijke Philips NV(a)	176,506	8,198,417
Koninklijke Vopak NV	13,612	707,650

Security	Shares	Value

Netherlands (continued)
NN Group NV	56,232	$1,961,124
NSI NV	3,323	105,286
OCI NV(a)	19,112	229,082
Pharming Group NV(a)(b)	129,654	134,837
PostNL NV(a)	124,554	413,062
Prosus NV	95,668	9,559,222
QIAGEN NV(a)	44,380	2,107,647
Randstad NV(a)	27,337	1,366,404
Rhi Magnesita NV	7,185	237,829
SBM Offshore NV	32,254	519,983
Shop Apotheke Europe NV(a)(b)(d)	2,108	349,664
Signify NV(a)(d)	31,676	1,128,703
TKH Group NV	7,756	249,716
Unilever NV	280,308	15,852,383
Wolters Kluwer NV	50,890	4,124,646

		129,791,203

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	140,549	1,359,893
Auckland International Airport Ltd.(a)	220,361	1,019,456
Chorus Ltd.	81,113	451,376
Contact Energy Ltd.	136,416	665,361
Fisher & Paykel Healthcare Corp. Ltd.	113,350	2,621,956
Fletcher Building Ltd.(a)	228,646	619,560
Goodman Property Trust	217,964	357,250
Infratil Ltd.	215,671	772,550
Mercury NZ Ltd.	144,663	511,502
Meridian Energy Ltd.	243,413	852,620
Ryman Healthcare Ltd.	109,875	1,016,630
SKYCITY Entertainment Group Ltd.	144,748	267,859
Spark New Zealand Ltd.	348,992	1,035,613
Z Energy Ltd.	191,041	357,313

		11,908,939

Norway — 0.7%
Adevinta ASA(a)	39,018	602,076
Aker ASA, Class A	3,264	129,961
Atea ASA(a)	11,406	131,734
Austevoll Seafood ASA	12,065	81,979
Borregaard ASA	29,612	395,907
DNB ASA(a)	186,130	2,506,047
DNO ASA	107,679	44,462
Entra ASA(d)	12,557	163,681
Equinor ASA	205,994	2,612,947
Gjensidige Forsikring ASA	42,688	809,651
Kongsberg Gruppen ASA	28,676	463,791
Leroy Seafood Group ASA	54,753	256,843
Mowi ASA	75,094	1,183,501
NEL ASA(a)	245,443	464,241
Nordic Semiconductor ASA(a)	29,109	305,742
Norsk Hydro ASA(a)	276,531	773,281
Norwegian Finans Holding ASA(a)	22,005	157,461
Orkla ASA	148,212	1,396,710
Salmar ASA(a)	4,868	245,721
Scatec Solar ASA(d)	19,181	421,391
Schibsted ASA, Class B(a)	26,226	939,970
SpareBank 1 SMN	43,874	375,911
SpareBank 1 SR-Bank ASA(a)	51,266	406,530
Storebrand ASA(a)	120,321	630,628
Subsea 7 SA(a)	49,117	323,101
Telenor ASA	155,474	2,394,197

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
TGS NOPEC Geophysical Co. ASA	34,938	$321,644
Tomra Systems ASA	28,463	1,145,506
Veidekke ASA(a)	25,736	295,084
Yara International ASA	41,170	1,432,079

		21,411,777

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)(b)	1,008,194	88,549
EDP - Energias de Portugal SA	561,771	2,769,331
Galp Energia SGPS SA	123,435	999,868
Jeronimo Martins SGPS SA	58,003	921,583
Navigator Co. SA (The)	44,590	98,220
NOS SGPS SA	27,048	92,882
REN - Redes Energeticas Nacionais SGPS SA	55,903	146,843
Sonae SGPS SA	186,200	109,532

		5,226,808

Singapore — 1.1%
Ascendas REIT	431,160	909,367
Ascott Residence Trust	366,453	222,743
CapitaLand Ltd.	465,000	875,174
CapitaLand Mall Trust	624,194	790,813
CapitaLand Retail China Trust	205,000	175,650
CDL Hospitality Trusts	313,300	227,145
City Developments Ltd.	33,900	157,397
ComfortDelGro Corp. Ltd.	474,100	468,718
DBS Group Holdings Ltd.	354,300	5,280,121
ESR-REIT	562,451	144,165
Frasers Centrepoint Trust(b)	242,519	374,746
Frasers Logistics & Commercial Trust	943,187	849,594
Genting Singapore Ltd.	1,700,000	803,003
Golden Agri-Resources Ltd.	2,311,500	238,683
Jardine Cycle & Carriage Ltd.	26,600	345,966
Keppel Corp. Ltd.	292,900	941,656
Keppel DC REIT	183,650	390,029
Keppel Infrastructure Trust	2,049,700	818,079
Keppel REIT	440,900	321,271
Manulife US Real Estate Investment Trust	414,916	296,665
Mapletree Logistics Trust	984,400	1,405,771
Mapletree North Asia Commercial Trust	626,500	399,161
NetLink NBN Trust	1,595,600	1,121,769
OUE Commercial Real Estate Investment Trust(b)	827,648	196,987
Oversea-Chinese Banking Corp. Ltd.	663,600	4,091,917
Parkway Life REIT(b)	71,500	212,065
SATS Ltd.(b)	166,600	363,580
Sembcorp Industries Ltd.	422,400	488,753
Sembcorp Marine Ltd.(a)(b)	2,071,288	182,025
Silverlake Axis Ltd.	2,275,600	416,624
Singapore Airlines Ltd.	225,200	559,083
Singapore Exchange Ltd.	95,200	603,758
Singapore Post Ltd.(b)	251,700	122,578
Singapore Press Holdings Ltd.(b)	295,900	214,530
Singapore Technologies Engineering Ltd.(b)	246,900	631,037
Singapore Telecommunications Ltd.	1,630,200	2,423,512
Soilbuild Business Space REIT	560,028	184,557
Starhill Global REIT	246,600	74,946
Suntec REIT(b)	463,300	454,648
United Overseas Bank Ltd.	222,000	3,087,353
UOL Group Ltd.	108,800	495,596
Venture Corp. Ltd.	53,500	754,603
Wilmar International Ltd.	377,500	1,116,880

Security	Shares	Value

Singapore (continued)
Wing Tai Holdings Ltd.	156,500	$205,152
Yangzijiang Shipbuilding Holdings Ltd.	494,200	332,965

		34,770,835

Spain — 1.9%
Acciona SA	2,040	206,025
Acerinox SA(a)	27,840	220,650
ACS Actividades de Construccion y Servicios SA	54,854	1,303,492
Aena SME SA(a)(d)	13,939	1,876,978
Almirall SA	7,765	83,079
Amadeus IT Group SA	86,407	4,125,691
Applus Services SA(a)	38,153	298,876
Banco Bilbao Vizcaya Argentaria SA	1,283,385	3,680,568
Banco de Sabadell SA	1,391,402	424,643
Banco Santander SA(a)	3,160,031	6,297,387
Bankia SA	277,233	339,727
Bankinter SA	153,453	575,038
CaixaBank SA	755,130	1,373,955
Cellnex Telecom SA(d)	59,907	3,846,419
Cia. de Distribucion Integral Logista Holdings SA	10,661	179,819
Cie. Automotive SA	18,150	355,186
Ebro Foods SA	16,428	367,797
Enagas SA	23,187	500,483
Endesa SA	50,023	1,340,776
Faes Farma SA	95,126	358,462
Ferrovial SA	108,920	2,356,711
Gestamp Automocion SA(d)	35,334	108,001
Grifols SA	58,257	1,573,688
Grupo Catalana Occidente SA	20,193	465,732
Iberdrola SA	1,106,993	13,055,987
Indra Sistemas SA(a)(b)	23,333	139,974
Industria de Diseno Textil SA	218,091	5,383,175
Inmobiliaria Colonial Socimi SA	63,032	448,246
Mapfre SA	290,642	438,089
Mediaset Espana Comunicacion SA(a)	22,567	75,444
Melia Hotels International SA(a)(b)	24,329	90,120
Merlin Properties Socimi SA	71,198	478,949
Naturgy Energy Group SA	58,279	1,082,786
Neinor Homes SA(a)(d)	9,956	120,147
Pharma Mar SA(b)	4,315	578,530
Prosegur Cia. de Seguridad SA	45,234	103,485
Red Electrica Corp. SA	57,325	1,009,972
Repsol SA	297,359	1,849,661
Sacyr SA	63,227	107,455
Siemens Gamesa Renewable Energy SA	59,969	1,699,569
Tecnicas Reunidas SA(a)	5,462	43,582
Telefonica SA	961,287	3,142,032
Zardoya Otis SA	48,518	296,145

		62,402,531

Sweden — 3.4%
AAK AB(a)	37,030	721,368
AF Poyry AB(a)	24,241	553,386
Alfa Laval AB(a)	74,730	1,515,396
Arjo AB, Class B	38,040	270,305
Assa Abloy AB, Class B	203,530	4,367,327
Atlas Copco AB, Class A	127,781	5,640,300
Atlas Copco AB, Class B	76,183	2,921,112
Avanza Bank Holding AB	25,525	484,626
Axfood AB	15,010	349,064
Beijer Ref AB	13,804	381,189

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
BillerudKorsnas AB	29,760	$466,403
Boliden AB	58,298	1,592,836
Bonava AB, Class B(a)	10,758	84,059
Bravida Holding AB(d)	27,180	313,598
Bure Equity AB	9,102	264,435
Castellum AB	48,604	1,012,361
Dios Fastigheter AB	13,578	95,110
Dometic Group AB(a)(d)	51,687	556,522
Electrolux AB, Series B	51,400	1,160,104
Electrolux Professional AB, Class B(a)	47,554	179,667
Elekta AB, Class B	86,982	1,019,219
Embracer Group AB(a)	53,359	1,079,031
Epiroc AB, Class A	153,714	2,296,778
Epiroc AB, Class B	74,935	1,074,210
EQT AB	54,624	1,040,483
Essity AB, Class B	118,566	3,435,306
Evolution Gaming Group AB(d)	20,454	1,518,915
Fabege AB	58,989	745,220
Fastighets AB Balder, Class B(a)	17,003	801,139
Fortnox AB	11,406	356,231
Getinge AB, Class B	48,722	954,335
Granges AB(a)	13,344	120,455
Hennes & Mauritz AB, Class B(b)	164,582	2,673,650
Hexagon AB, Class B(a)	55,257	4,037,585
Hexpol AB(a)	92,621	815,792
Holmen AB, Class B	16,209	614,406
Hufvudstaden AB, Class A	22,667	296,161
Husqvarna AB, Class B	100,006	1,033,636
ICA Gruppen AB	20,494	970,001
Industrivarden AB, Class C(a)	36,894	943,370
Indutrade AB(a)	14,779	749,481
Intrum AB(b)	16,778	410,914
Investor AB, Class B	89,072	5,347,632
JM AB	11,345	328,325
Kindred Group PLC	34,007	259,031
Kinnevik AB, Class B	62,864	2,578,857
Klovern AB, Class B	86,780	132,298
Kungsleden AB	43,231	367,173
L E Lundbergforetagen AB, Class B(a)	12,414	558,697
Lifco AB, Class B	5,938	434,285
Loomis AB(a)	16,241	362,547
Lundin Energy AB	42,809	816,873
Millicom International Cellular SA, SDR	22,985	679,132
MIPS AB	6,966	299,891
Modern Times Group MTG AB, Class B(a)	12,801	170,706
Mycronic AB	12,169	257,157
NCC AB, Class B(a)	14,003	223,390
NetEnt AB	36,048	342,209
Nibe Industrier AB, Class B(a)	80,592	1,943,012
Nolato AB, Class B(a)	3,628	301,615
Nordic Entertainment Group AB, Class B(a)	9,203	328,577
Nyfosa AB(a)	41,842	346,445
Pandox AB(a)	18,384	184,023
Peab AB, Class B(a)	35,835	332,135
PowerCell Sweden AB(a)	9,454	236,426
Resurs Holding AB(d)	28,632	131,111
Saab AB, Class B(a)	26,334	605,012
Samhallsbyggnadsbolaget i Norden AB	252,652	696,548
Sandvik AB(a)	220,760	3,931,004
Securitas AB, Class B(a)	72,232	1,022,072

Security	Shares	Value

Sweden (continued)
Sinch AB(a)(d)	6,899	$657,258
Skandinaviska Enskilda Banken AB, Class A(a)	306,456	2,626,918
Skanska AB, Class B	71,782	1,349,166
SKF AB, Class B	89,828	1,838,713
SSAB AB, Class B(a)	72,727	196,583
Stillfront Group AB(a)	5,442	638,282
Svenska Cellulosa AB SCA, Class B(a)	140,882	1,911,158
Svenska Handelsbanken AB, Class A(a)	303,405	2,458,286
Sweco AB, Class B	11,191	563,752
Swedbank AB, Class A(a)	180,889	2,834,916
Swedish Match AB	32,867	2,476,153
Swedish Orphan Biovitrum AB(a)	44,203	763,272
Tele2 AB, Class B	109,111	1,293,840
Telefonaktiebolaget LM Ericsson, Class B	578,880	6,456,605
Telia Co. AB	472,850	1,812,535
Thule Group AB(a)(d)	32,881	1,072,743
Vitrolife AB(a)	15,170	369,487
Volvo AB, Class B(a)	285,381	5,551,386
Wallenstam AB, Class B	29,490	391,272
Wihlborgs Fastigheter AB	40,492	730,581

		109,124,575

Switzerland — 8.7%
ABB Ltd., Registered	356,972	8,665,787
Adecco Group AG, Registered	29,462	1,446,500
Alcon Inc.(a)	97,854	5,562,373
Allreal Holding AG, Registered	1,730	366,555
ALSO Holding AG, Registered	971	227,243
Baloise Holding AG, Registered	8,725	1,192,780
Barry Callebaut AG, Registered	500	1,032,677
Belimo Holding AG	111	825,945
BKW AG	3,862	384,283
Bossard Holding AG, Class A, Registered	946	153,788
Bucher Industries AG, Registered	793	305,416
Burckhardt Compression Holding AG	1,216	304,481
Cembra Money Bank AG	5,339	592,413
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	140	1,110,469
Chocoladefabriken Lindt & Spruengli AG, Registered	16	1,384,322
Cie. Financiere Richemont SA, Class A, Registered	103,657	6,502,949
Clariant AG, Registered	56,429	967,829
Coca-Cola HBC AG	36,436	826,811
Conzzeta AG, Registered	424	427,909
Credit Suisse Group AG, Registered	494,011	4,648,247
Daetwyler Holding AG, Bearer	2,230	498,773
DKSH Holding AG	4,878	314,006
dormakaba Holding AG	925	425,083
Dufry AG, Registered(a)(b)	6,923	262,100
Emmi AG, Registered	381	359,987
EMS-Chemie Holding AG, Registered	1,477	1,298,851
Flughafen Zurich AG, Registered(a)	4,085	550,877
Forbo Holding AG, Registered	201	307,459
Galenica AG(d)	4,553	287,621
Geberit AG, Registered	7,795	4,439,463
Georg Fischer AG, Registered	854	861,873
Givaudan SA, Registered	1,793	7,308,546
Gurit Holding AG, Bearer	125	261,579
Helvetia Holding AG, Registered	6,717	526,191
Huber + Suhner AG, Registered	2,197	158,444
Idorsia Ltd.(a)	23,817	624,691
Inficon Holding AG, Registered	537	393,720

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Interroll Holding AG, Registered	147	$394,545
Intershop Holding AG	234	143,482
Julius Baer Group Ltd.	52,078	2,326,194
Kardex Holding AG, Registered	1,384	244,018
Kuehne + Nagel International AG, Registered	10,247	2,047,052
LafargeHolcim Ltd., Registered	101,320	4,349,945
Landis+Gyr Group AG(a)	3,943	220,262
Logitech International SA, Registered	35,755	3,011,604
Lonza Group AG, Registered	14,134	8,561,668
Mobilezone Holding AG, Registered	24,578	230,347
Mobimo Holding AG, Registered	1,345	388,877
Nestle SA, Registered	565,324	63,591,626
Novartis AG, Registered	416,620	32,495,951
OC Oerlikon Corp. AG, Registered	76,826	534,358
Partners Group Holding AG	3,548	3,199,800
PSP Swiss Property AG, Registered	6,701	810,802
Roche Holding AG, NVS	133,337	42,879,364
Schindler Holding AG, Participation Certificates, NVS	8,639	2,210,295
Schindler Holding AG, Registered	4,653	1,195,042
Schweiter Technologies AG, Bearer	142	193,661
SFS Group AG	4,962	462,878
SGS SA, Registered	942	2,354,615
Siegfried Holding AG, Registered	713	451,581
Siemens Energy AG(a)	69,544	1,522,956
SIG Combibloc Group AG	55,642	1,144,347
Sika AG, Registered	27,593	6,794,763
Sonova Holding AG, Registered(a)	11,089	2,631,452
St. Galler Kantonalbank AG, Class A, Registered	490	206,361
Straumann Holding AG, Registered	2,281	2,379,178
Sulzer AG, Registered	3,178	232,312
Sunrise Communications Group AG(a)	8,655	1,037,788
Swatch Group AG (The), Bearer	6,376	1,349,217
Swiss Life Holding AG, Registered	6,535	2,197,465
Swiss Prime Site AG, Registered	16,010	1,346,758
Swiss Re AG	58,314	4,182,600
Swisscom AG, Registered	4,736	2,409,467
Tecan Group AG, Registered	2,523	1,197,431
Temenos AG, Registered	12,957	1,391,618
UBS Group AG, Registered	688,677	7,998,436
Valiant Holding AG, Registered	4,801	385,002
Valora Holding AG, Registered(a)	816	116,629
VAT Group AG(d)	7,246	1,358,205
Vifor Pharma AG	9,974	1,122,490
Vontobel Holding AG, Registered	6,798	416,091
Zur Rose Group AG(a)(b)	1,485	413,963
Zurich Insurance Group AG	29,249	9,701,267

		279,641,804

United Kingdom — 12.1%
3i Group PLC	202,685	2,518,510
Abcam PLC	47,860	911,537
Admiral Group PLC	35,186	1,251,126
Aggreko PLC	67,764	386,750
AJ Bell PLC	72,090	391,492
Anglo American PLC	232,003	5,433,237
Antofagasta PLC	81,404	1,083,604
Ascential PLC(a)(d)	82,111	293,453
Ashmore Group PLC	82,619	380,516
Ashtead Group PLC	92,094	3,334,172
ASOS PLC(a)	12,457	709,992
Associated British Foods PLC	67,783	1,487,747

Security	Shares	Value

United Kingdom (continued)
Assura PLC	444,438	$437,890
AstraZeneca PLC	248,513	24,954,285
Auto Trader Group PLC(d)	170,594	1,277,147
Avast PLC(d)	118,852	729,037
AVEVA Group PLC	14,975	830,659
Aviva PLC	768,723	2,559,445
B&M European Value Retail SA	179,846	1,127,358
Babcock International Group PLC	85,962	241,415
BAE Systems PLC	599,066	3,075,132
Balfour Beatty PLC(a)	191,092	527,767
Barclays PLC(a)	3,225,249	4,443,816
Barratt Developments PLC(a)	199,406	1,244,040
Beazley PLC	111,432	423,600
Bellway PLC	25,687	775,531
Berkeley Group Holdings PLC	24,875	1,304,868
Blue Prism Group PLC(a)(b)	20,976	418,763
Bodycote PLC	44,587	375,020
boohoo Group PLC(a)	176,563	620,052
BP PLC	3,722,214	9,462,012
British American Tobacco PLC	429,582	13,597,408
British Land Co. PLC (The)	170,973	770,644
Britvic PLC	57,058	544,467
BT Group PLC	1,553,230	2,036,443
Bunzl PLC	62,014	1,924,419
Burberry Group PLC	79,423	1,392,530
Burford Capital Ltd.	46,395	394,426
Cairn Energy PLC(a)	167,232	300,561
Capita PLC(a)	336,846	107,535
Capital & Counties Properties PLC	195,785	264,795
Carnival PLC	29,384	322,413
Centamin PLC	239,692	384,148
Centrica PLC(a)	1,082,907	520,594
Cineworld Group PLC(b)	450,650	166,125
Clinigen Group PLC	34,033	264,908
Close Brothers Group PLC	31,074	432,724
Coats Group PLC(a)	354,906	260,652
Coca-Cola European Partners PLC	42,837	1,529,709
Compass Group PLC	336,906	4,595,786
Computacenter PLC	28,545	839,304
ConvaTec Group PLC(d)	296,762	693,370
Countryside Properties PLC(d)	121,038	527,725
Cranswick PLC	17,038	708,930
Crest Nicholson Holdings PLC(a)	91,349	259,615
Croda International PLC	24,026	1,874,500
Daily Mail & General Trust PLC, Class A, NVS	49,172	429,797
DCC PLC	19,098	1,240,612
Dechra Pharmaceuticals PLC	22,031	994,734
Derwent London PLC	18,586	638,763
Diageo PLC	439,143	14,189,623
Dialog Semiconductor PLC(a)	18,881	720,948
Diploma PLC	22,775	655,514
Direct Line Insurance Group PLC	218,704	745,137
Dixons Carphone PLC	318,227	395,215
Domino’s Pizza Group PLC	99,375	425,822
Drax Group PLC	147,737	565,049
DS Smith PLC(a)	307,926	1,127,158
Dunelm Group PLC	23,722	399,663
easyJet PLC	31,895	208,593
Electrocomponents PLC	102,827	903,432
Elementis PLC(a)	159,334	153,278

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Essentra PLC(a)	79,836	$254,560
Euromoney Institutional Investor PLC	39,263	418,321
Evraz PLC	87,492	406,692
Experian PLC	167,953	6,117,490
Ferguson PLC	42,941	4,287,465
Fevertree Drinks PLC	23,604	614,978
Fiat Chrysler Automobiles NV(a)	196,356	2,411,221
Firstgroup PLC(a)	254,240	134,846
Future PLC	19,953	511,857
G4S PLC(a)	356,884	941,822
Games Workshop Group PLC	6,710	899,705
GB Group PLC(a)	45,048	517,817
Genus PLC	15,455	819,716
GlaxoSmithKline PLC	939,365	15,690,193
Glencore PLC(a)	2,003,327	4,038,282
Go-Ahead Group PLC (The)	10,773	81,488
Grainger PLC	146,979	531,363
Great Portland Estates PLC	52,808	393,980
Greggs PLC(a)	18,588	309,321
GVC Holdings PLC(a)	116,395	1,454,119
Halma PLC	78,876	2,415,045
Hammerson PLC(a)	643,731	135,714
Hargreaves Lansdown PLC	54,611	955,028
Hays PLC(a)	363,178	501,521
Hikma Pharmaceuticals PLC	29,055	942,960
Hiscox Ltd.(a)	86,030	917,036
HomeServe PLC	60,332	862,003
Howden Joinery Group PLC(a)	137,549	1,132,555
HSBC Holdings PLC	3,857,238	16,186,639
Ibstock PLC(a)(d)	107,314	222,844
IG Group Holdings PLC	82,653	813,283
IMI PLC	58,635	783,928
Imperial Brands PLC	180,394	2,854,974
Inchcape PLC(a)	96,951	621,523
Informa PLC(a)	246,787	1,333,820
IntegraFin Holdings PLC	55,410	348,554
InterContinental Hotels Group PLC(a)	35,461	1,795,528
Intermediate Capital Group PLC	61,992	938,623
Intertek Group PLC	30,637	2,207,273
Investec PLC	153,979	285,403
ITM Power PLC(a)(b)	73,200	218,636
ITM Power PLC	470	0	(e)
ITV PLC(a)	725,433	676,662
IWG PLC(a)	146,139	478,819
J D Wetherspoon PLC(a)	27,781	309,638
J Sainsbury PLC	368,436	960,398
JD Sports Fashion PLC	81,419	780,297
JET2 PLC	34,383	378,109
John Wood Group PLC(a)	137,377	376,750
Johnson Matthey PLC	38,858	1,079,731
Jupiter Fund Management PLC	129,924	390,077
Kainos Group PLC	44,552	710,855
KAZ Minerals PLC	61,604	501,820
Keywords Studios PLC	24,548	671,630
Kingfisher PLC(a)	479,359	1,779,478
Lancashire Holdings Ltd.	42,923	353,254
Land Securities Group PLC	123,126	810,816
Learning Technologies Group PLC(b)	98,475	160,179
Legal & General Group PLC	1,108,644	2,649,066
Lloyds Banking Group PLC(a)	13,161,383	4,769,203

Security	Shares	Value

United Kingdom (continued)
London Stock Exchange Group PLC	60,288	$6,452,900
LondonMetric Property PLC	147,220	410,787
M&G PLC	490,111	929,341
Man Group PLC	338,309	470,460
Marks & Spencer Group PLC	369,310	425,659
Marshalls PLC(a)	48,383	418,834
Mediclinic International PLC	102,449	374,351
Meggitt PLC(a)	157,339	556,000
Melrose Industries PLC(a)	967,104	1,496,182
Micro Focus International PLC(a)	57,904	161,644
Mondi PLC	93,667	1,771,861
Moneysupermarket.com Group PLC	109,484	344,281
National Express Group PLC(a)	179,224	346,910
National Grid PLC	655,185	7,785,349
Natwest Group PLC(a)	817,476	1,312,790
Next PLC	26,458	1,997,876
Ninety One PLC(a)	72,073	191,972
NMC Health PLC(a)(c)	12,146	0	(e)
Ocado Group PLC(a)	89,603	2,636,899
Pagegroup PLC(a)	98,617	455,982
Paragon Banking Group PLC	56,679	216,340
Pearson PLC(b)	147,805	974,671
Pennon Group PLC	85,812	1,101,339
Persimmon PLC	62,432	1,885,727
Petrofac Ltd.(a)	64,854	99,537
Pets at Home Group PLC	109,462	545,757
Phoenix Group Holdings PLC	101,214	866,881
Playtech PLC(a)	69,770	306,903
Plus500 Ltd.	26,939	513,948
Polypipe Group PLC(a)	61,589	366,319
Primary Health Properties PLC	209,269	389,642
Provident Financial PLC(a)	91,365	275,254
Prudential PLC	490,111	5,974,653
QinetiQ Group PLC	106,456	325,399
Quilter PLC(d)	420,852	664,966
Rathbone Brothers PLC	10,841	203,253
Reckitt Benckiser Group PLC	133,044	11,697,764
Redrow PLC(a)	53,273	286,274
RELX PLC	364,283	7,194,801
Renishaw PLC(a)	12,437	899,734
Rentokil Initial PLC(a)	380,552	2,588,203
Rightmove PLC(a)	179,018	1,430,487
Rio Tinto PLC	212,120	11,949,998
Rolls-Royce Holdings PLC	329,300	303,670
Rotork PLC	197,766	718,549
Royal Dutch Shell PLC, Class A	776,783	9,696,291
Royal Dutch Shell PLC, Class B	718,903	8,635,444
Royal Mail PLC	207,581	609,273
RSA Insurance Group PLC	186,920	1,023,789
RWS Holdings PLC	42,159	304,720
Safestore Holdings PLC	51,559	535,660
Sage Group PLC (The)	213,842	1,757,420
Sanne Group PLC	42,195	330,622
Savills PLC(a)	35,897	385,939
Schroders PLC	24,959	843,590
Segro PLC	212,897	2,482,989
Senior PLC(a)	117,662	83,371
Serco Group PLC(a)	258,814	433,033
Severn Trent PLC	44,797	1,407,518
Shaftesbury PLC	73,466	432,212

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Shaftesbury PLC, New	9,122	$6,487
Signature Aviation PLC	141,363	432,098
Smart Metering Systems PLC	19,056	143,155
Smith & Nephew PLC	170,107	2,939,610
Smiths Group PLC	74,739	1,284,796
Softcat PLC	35,689	519,141
Spectris PLC	24,478	783,656
Spirax-Sarco Engineering PLC	14,559	2,123,437
Spirent Communications PLC	112,708	421,893
SSE PLC	185,703	3,013,431
SSP Group PLC	149,083	359,891
St. James’s Place PLC	104,063	1,209,905
Standard Chartered PLC(a)	508,451	2,312,829
Standard Life Aberdeen PLC	480,168	1,393,825
Synthomer PLC	84,624	412,728
Tate & Lyle PLC	93,845	722,225
Taylor Wimpey PLC(a)	659,336	901,968
Tesco PLC	1,879,573	4,994,243
TP ICAP PLC	117,308	289,404
Trainline PLC(a)(d)	86,072	306,051
Travis Perkins PLC(a)	50,504	693,177
Tritax Big Box REIT PLC	211,300	427,848
Tullow Oil PLC(a)(b)	319,457	82,983
Ultra Electronics Holdings PLC	14,505	352,593
Unilever PLC	221,195	12,595,669
UNITE Group PLC (The)(a)	55,700	599,928
United Utilities Group PLC	143,643	1,603,597
Vesuvius PLC	62,670	323,481
Victrex PLC	16,692	398,202
Virgin Money UK PLC(a)	230,726	277,923
Vistry Group PLC(a)	56,950	401,318
Vodafone Group PLC	5,017,732	6,682,567
Weir Group PLC (The)(a)	66,092	1,225,026
WH Smith PLC	42,687	550,287
Whitbread PLC(a)	37,152	1,031,366
William Hill PLC	238,674	846,814
Wm Morrison Supermarkets PLC	482,072	1,015,387
Workspace Group PLC	29,063	231,859
WPP PLC	249,177	1,986,599

		391,841,365

Total Common Stocks — 99.0% (Cost: $3,199,309,063)		3,199,999,174

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	15,279	786,304
Henkel AG & Co. KGaA, Preference Shares, NVS	34,103	3,317,821
Jungheinrich AG, Preference Shares, NVS	9,578	348,096
Porsche Automobil Holding SE, Preference Shares, NVS	33,583	1,799,480

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	7,371	$3,120,191
Volkswagen AG, Preference Shares, NVS	35,605	5,188,456

		14,560,348

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,213,518	441,456

Total Preferred Stocks — 0.5% (Cost: $14,184,780)		15,001,804

Rights

Italy — 0.0%
Societa Cattolica di Assicurazioni SC (Expires 11/20/26)(a)	33,609	0	(e)

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/20/11)(a)	19,274	0	(e)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/20/11)(a)	1,129,346	569,496

Total Rights — 0.0% (Cost: $1,836,129)		569,496

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	29,805,089	29,825,953
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	170,000	170,000

		29,995,953

Total Short-Term Investments — 0.9% (Cost: $29,985,668)		29,995,953

Total Investments in Securities — 100.4% (Cost: $3,245,315,640)		3,245,566,427

Other Assets, Less Liabilities — (0.4)%		(14,064,638)

Net Assets — 100.0%		$3,231,501,789

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$41,123,631	$—	$(11,284,407	)(a)	$(6,851)	$(6,420)	$29,825,953	29,805,089	$175,334	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	—	(610,000	)(a)	—	—	170,000	170,000	152		—

					$(6,851)	$(6,420)	$29,995,953		$175,486		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	16	12/17/20	$1,655	$(15,111)
Euro STOXX 50 Index	143	12/18/20	4,929	(291,560)
FTSE 100 Index	43	12/18/20	3,093	(121,507)
TOPIX Index	24	12/10/20	3,611	(149,556)

				(577,734)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$3,197,991,410	$6,487		$2,001,277	$3,199,999,174
Preferred Stocks	15,001,804	—		—	15,001,804
Rights	569,496	0	(a)	—	569,496
Money Market Funds	29,995,953	—		—	29,995,953

	$3,243,558,663	$6,487		$2,001,277	$3,245,566,427

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(577,734)	$—		$—	$(577,734)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core MSCI International Developed Markets ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt